As filed with the Securities and Exchange Commission on March 3, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – December 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Annual Report
December 31, 2022

U.S. Global Investors Funds
Annual Report
December 31, 2022
Table of Contents
Letter to Shareholders 1
Deﬁnitions for Management Teams’ Perspectives (unaudited) 6
Management Team’s Perspective (unaudited) 9
Portfolios of Investments 40
Notes to Portfolios of Investments 73
Statements of Assets and Liabilities 88
Statements of Operations 92
Statements of Changes in Net Assets 96
Notes to Financial Statements 102
Financial Highlights 117
Report of Independent Registered Public Accounting Firm 125
Trustees and Officers (unaudited) 127
Approval of Investment Advisory Agreement (unaudited) 129
Additional Information (unaudited) 136
Expense Example (unaudited) 138

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
At the beginning of each year, we update our ever-popular Periodic Table of Commodity Returns, which is fully interactive. You can explore 10 years’ worth of data at usfunds.com or request a pdf by emailing us at
info@usfunds.com .
Long-time fans of the Periodic Table will notice a new inclusion this year: lithium. The soft, silvery metal, an increasingly important and sought-after material used in the production of batteries, topped the list of best-performing commodities for the second year in a row.
Lithium may not be a household-name metal like gold and copper, but that’s changing fast.
After skyrocketing 442.8% in 2021, prices for “white gold” ended 2022 up 72.5% as electric vehicle (EV) sales continued to account for a larger share of total vehicle sales around the world. Many countries have plans in place to phase out internal combustion engine (ICE)
vehicles by the end of this decade or next, and California—among the world’s top 10 largest auto markets—became the first U.S. state to set a goal of 100% EV sales by 2035.
Sales of EVs are expected to continue growing in 2023, though at a slower pace. S&P Global estimates that 3.3 million units will be sold this year, compared to 3.6 million last year. Short-
term headwinds may include reopening challenges in China as well as higher borrowing costs in the U.S. and Europe. Nevertheless, the firm remains optimistic about future EV demand, which should increase the consumption of lithium and other critical battery metals.
I believe this is very good news for our Global Resources Fund (PSPFX) , which seeks to invest in producers and explorers of materials that are expected to increase in demand as the world steadily transitions to green, renewable energy.
In a recent report, Goldman Sachs says it believes copper is well positioned to benefit the most over the long term due to its higher usage in renewable energy technologies. I agree, and on numerous occasions, I’ve written about why we like the red metal, with Ivanhoe Mines being among our favorite copper plays.
The 10% Golden Rule
Besides commodities in general, gold was one of the best assets to have exposure to in 2022.
The yellow metal was essentially flat for the year, down a negligible 0.28%. That’s despite the U.S. dollar strengthening to its highest level in 20 years on the back of interest rate hikes.
That’s also despite rising bond yields—not just here in the U.S. but across the globe. Remember when the amount of negative-yielding government bonds around the world was $10 trillion,
$15 trillion, even $18 trillion? That was only two to three years ago.
Today, the amount of government debt that trades with a negative yield has officially dropped to $0.
You would think that in this environment, the gold price would suffer. After all, the precious metal generates no income. And yet, gold has remained incredibly resilient, as you can see below.

U.S. Global Investors Funds
(unaudited)
I believe gold will continue to perform comparatively well in 2023, especially if we see the
Federal Reserve change course. I continue to recommend a 10% weighting in gold, with 5%
in physical bullion, the other 5% in high-quality gold mining stocks, mutual funds and ETFs.
I’m pleased to share with you that our Gold and Precious Metals Fund (USERX) received a five-star rating from Morningstar for the 10-year period ended December 31, 2022, among
55 funds in the Equity Precious Metals category. It also received a four-star rating for the five-year period, among 61 Equity Precious Metals funds, and an impressive four-star rating overall, also among 68 funds, based on risk-adjusted returns.
China Reopened Its Borders Just in Time for the Lunar New Year
In other news, China finally agreed to relax a key portion of its zero-Covid policies, among the world’s most restrictive. Starting January 8, 2023, travelers flying into the country were no longer required to quarantine. China also began issuing new passports and travel permits to Hong Kong.
According to Trip.com, China’s biggest online travel agency, bookings for outbound flights jumped an incredible 254% the day after the announcement was made that quarantine requirements would be lifted. Top destinations included Singapore, South Korea, Hong Kong,
Japan and Thailand.
I believe this is welcome news not just for Chinese travelers and airlines but also investors.
China is currently the second-largest civil aerospace and aviation services market, following the U.S., and the world’s fastest-growing, according to the U.S.’s International Trade
Administration.
Travel stocks, including airlines, are indeed soaring right now on reopening hopes and the lifting of Covid-era quarantine and testing policies. That’s particularly true of Asian airlines as
Chunyun swings back into action for the first time since the start of the pandemic.
Chunyun, or Spring Festival, is the 40-day Chinese travel period that’s believed to be the largest annual human migration in history. More than 2 billion passenger trips by air, road and

U.S. Global Investors Funds
(unaudited)
rail were estimated to be taken this season, double the number from last year, but still 70% of the pre-pandemic level in 2019, according to China’s Ministry of Transport.
Eye on Global Luxury Sales
China’s reopening is also expected to be good news for overseas retailers, particularly luxury goods retailers. The Chinese have historically been the world’s biggest spenders while traveling abroad, with expenditures topping $277 billion in 2018 before falling to $105 billion in 2021 due to the pandemic.
Again, luxury retailers will be among the happiest to see the return of Chinese tourists, who often make their luxury purchases while in Europe, where they can shop tax-free using
European rebates. This, I believe, is bullish for our Global Luxury Goods Fund (USLUX) .
As of December 2022, about 41% of the companies in USLUX were domiciled in one of four
Western European countries—Germany, France, Italy and Spain.
According to Bain & Company, the global luxury goods market generated revenues of 1.4 trillion euros (approximately $1.5 trillion) in 2022, a healthy 21% increase over 2021. An estimated 95% of the entire industry saw positive growth during the year, despite strong economic challenges.
Thanks to this, the luxury market is believed to be in a much better position to weather a potential recession in 2023 than it was during the 2008-2009 global financial crisis, Bain analysts write.
Having said that, I am holding out hope that we can avoid a recession in 2023.
Thank you for your continued trust and confidence in U.S. Global Investors. We wish you and your family good health and prosperity in the New Year.
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Past performance does not guarantee future results.

U.S. Global Investors Funds
(unaudited)
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
Gold and Precious Metals Fund (USERX)
Morningstar ratings based on risk-adjusted return and number of funds
Category: Equity Precious Metals
Through: 12/31/2022
Morningstar Ratings are based on risk-adjusted return. The Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five-
and ten-year Morningstar Rating metrics. Past performance does not guarantee future results.
For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)
Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser to
JETS and GOAU.
Mutual fund investing involves risk. Principal loss is possible. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Because the Global Resources Fund concentrates its investments in specific industries, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. By investing in a specific geographic region, a regional fund’s returns and share price may be more volatile than those of a less concentrated portfolio. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate

U.S. Global Investors Funds
(unaudited)
changes, increased competition and consumer confidence. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.
It is not possible to invest in an index. The S&P 500 Index includes 500 leading U.S. companies and covers approximately 80% of available market capitalization. The Bloomberg Barclays
Global Aggregate Negative Yielding Debt Market Value Index measures the stock of debt with yields below zero issued by governments, companies and mortgage providers around the world which are members of the Bloomberg Barclays Global Aggregate Bond Index.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Definitions for Management Teams’ Perspectives
(unaudited)
Benchmark Index Definitions
Returns for indices reflect no deduction for fees, expenses or taxes, unless noted.
The Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.
The Bloomberg Barclays 3 Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.
The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.
The Hang Seng Composite Index is a market-capitalization weighted index that covers about
95% of the total market capitalization of companies listed on the Main Board of the Hong
Kong Stock Exchange.
The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-
adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and
Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents’ weights in the parent index.
The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.
The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals &
Mining. The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).
The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.
The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S.
companies and is comprised of the S&P 400, the S&P 500 and the S&P 600.
Other Index Definitions
The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Definitions for Management Teams’ Perspectives
(unaudited)
The Cboe Volatility Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of the
S&P 500 Index call and put options.
The CSI 300 is a capitalization-weighted stock market index designed to replicate the performance of the top 300 stocks traded on the Shanghai Stock Exchange and the Shenzhen
Stock Exchange.
The Dow Jones Industrial Average is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities.
The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of The Stock Exchange of Hong
Kong.
The Institute of Supply Management (ISM) Manufacturing Purchasing Managers Index
(PMI) Report on Business is based on data compiled from monthly replies to questions asked of purchasing and supply executives in over 400 industrial companies. For each of the indicators measured (New Orders, Backlog of Orders, New Export Orders, Imports, Production, Supplier
Deliveries, Inventories, Customers Inventories, Employment, and Prices), this report shows the percentage reporting each response, the net difference between the number of responses in the positive economic direction and the negative economic direction and the diffusion index.
Responses are raw data and are never changed.
The Purchasing Manager’s Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.
The MOEX Russia Index is cap-weighted composite index calculated based on prices of the most liquid Russian stocks of the largest and dynamically developing Russian issues presented on the Moscow Exchange.
The MSCI China Index captures large and mid-cap representation across China A shares,
H shares, B shares, Red chips, P chips and foreign listings. With 697 constituents, the index covers about 85% of this China equity universe.
The MSCI Emerging Markets (EM) Index was launched in 1988 including 10 countries with a weight of about 0.9% in the MSCI ACWI Index. Currently, it captures 26 countries across the globe and has a weight of 12% in the MSCI ACWI Index.
The MSCI Emerging Markets Europe Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey).
The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. To be eligible for inclusion in the
Index, the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (unless the

Definitions for Management Teams’ Perspectives
(unaudited)
security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing).
The S&P Global Luxury Index is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.
The U.S. Dollar Index is an index of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.
The Warsaw Stock Exchange Index (WIG) is the oldest stock exchange index, calculated at the first market session. The basic index values are calculated on the basis of the prices of shares of all stock exchange companies with at least 10% of freely-traded shares with a value equivalent to 1 million euro. WIG is a total-return index, and the revenues from both dividends and subscription rights are taken into account in its calculation.
The Wilderhill Clean Energy Index is designed to deliver capital appreciation through the selection of companies that focus on greener and generally renewable sources of energy and technologies that facilitate cleaner energy.
The S&P/TSX Venture Composite Index is a broad market indicator of Canadian micro-cap securities in Canada. Its constituents are listed on the TSX Venture Exchange. The index is market capitalization weighted.
The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI)
and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the
STOXX Europe 600 Index represents large, mid and small capitalization companies across 17 countries of the European region.
The KOSPI Index is a capitalization-weighted index of all common shares on the KRX main board.
The TWSE Index is a capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange.
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
Management Team’s Perspective
Introduction
The U.S. Government Securities Ultra-Short Bond Fund (UGSDX) is designed to be used as an investment that takes advantage of the security of U.S. Government bonds and obligations, while simultaneously pursuing a higher level of current income than money market funds offer. The fund’s dollar-weighted average effective maturity is two years or less.
Performance Graph
U.S. Government Securities Ultra-Short Bond Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
U.S. Government Securities Ultra-Short Bond Fund
(1.66)% 0.17% 0.27%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months
Total Return Index 0.16% 1.16% 0.74%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations and reimbursements to maintain a minimum yield, without which returns would have been lower. The above returns for the U.S. Government
Securities Ultra-Short Bond Fund include the fund’s results as a money market fund through the date of its conversion (December 20, 2013) to an ultra-short bond fund, and therefore are not representative of the fund’s results had it operated as an ultra-short bond fund for the full term of the periods shown.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.06%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
0.45%. The Adviser can modify or terminate this arrangement at any time. In addition, returns may include the effects of additional voluntary waivers of fees and reimbursements of expenses by the
Adviser, including waivers and reimbursements to maintain a minimum net yield for the fund.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Exiting 2021, supply chains were already disrupted with Covid virus lockdowns in China. However,
Russia’s invasion of Ukraine in February 2022 and the ensuing disruption of infrastructure supply lines around the world for food, energy and fertilizer were key to igniting inflationary pressures around the globe. Inflation hit 9.1 percent in the second quarter of 2022 in the U.S., cementing the Federal Reserve’s decision to make four jumbo 75 (0.75%) basis point rate hikes to cool inflationary pressures. The U.S.
dollar strongly responded to the rise in interest rates, climbing close to 20 percent by September for much of the first eight months of 2022. Thereafter, it seemed the market began to factor in that the Fed was nearly finished with interest rate hikes and may be forced to start cutting rates in late 2023. The U.S. dollar finished the year with just an 8.21 percent gain but the rout in bond yields led to the biggest annual loss for bond investors in decades.
Investment Highlights
The U.S. Government Securities Ultra-Short Bond Fund returned negative 1.66 percent for the year ended
December 31, 2022, underperforming its benchmark, the Bloomberg Barclays U.S. Treasury Bills 6-9
Months Total Return Index, which returned 0.16 percent. The Lipper Short U.S. Treasury Funds Average return for the peer group was negative 1.95 percent, which the fund outperformed for the year. The zero-
to one-year tranche had slightly positive returns, but the main source of underperformance came from one- to three-year maturities while three- to five-year maturities lost some ground too.
Current Outlook
The outlook is that the Fed will slow down its interest rate hikes to just 25 basis points as the central bank assesses the impact of the prior rate hikes in 2022. Inflation has shown some signs of cooling, but new job growth still remains strong. The yield curve remains inverted. The market has taken a more optimistic view than the Fed and is expecting the bank will have to start cutting interest rates late in 2023. The Fed’s tone is more bearish, keeping rates up high enough to tame inflation. With the U.S. moving forward with transforming its auto industry from internal combustion engines to electrically powered engines using an array of batteries, building solar and wind energy infrastructure, and constructing a national charging system, it will be difficult to drive inflation back down to a 2 percent target.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Portfolio Allocation by Issuer
Based on Total Investments
December 31, 2022
Federal Home Loan Bank 47.1%
Federal Farm Credit Bank 42.5%
U.S. Treasury Note/Bond 10.4%
Total 100.0%
Portfolio Allocation by Maturity
December 31, 2022
Less than 1 Month $ 6,795,939 20.9%
3-12 Months 19,218,715 59.1%
1-3 Years 4,493,875 13.8%
3-5 Years 2,000,322 6.2%
$ 32,508,851 100.0%

Near-Term Tax Free Fund
(unaudited)
Management Team’s Perspective
Introduction
The Near-Term Tax Free Fund (NEARX) seeks to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
Exiting 2021, supply chains were already disrupted with Covid virus lockdowns in China. However,
Russia’s invasion of Ukraine in February 2022 and the ensuing disruption of infrastructure supply lines around the world were key to igniting inflationary pressures around the globe. Inflation hit 9.1 percent in the second quarter of 2022 in the U.S., cementing the Federal Reserve’s decision to make four jumbo
75 basis point rate hikes to cool inflationary pressures. The Treasury yield curve remained inverted all
Near-Term Tax Free Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
Near-Term Tax Free Fund
(5.23)% (0.01)% 0.55%
Bloomberg Barclays 3-Year Municipal Bond Index (3.39)% 1.05% 1.06%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.14%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% on an annualized basis through April 30, 2023.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Near-Term Tax Free Fund
(unaudited)
year, but for the first time in 25 years, the municipal debt curve inverted with the two-year yield climbing above the 10-year yield.
The U.S. dollar strongly responded to the rise in interest rates, climbing close to 20 percent by September for much of the first eight months of 2022. Thereafter, it seemed the market began to factor in that the Fed was nearly finished with interest rate hikes and may be forced to start cutting rates in late 2023. The U.S.
dollar finished the year with just an 8.21 percent gain, but the rout in bond yields led to the biggest annual loss for bond investors in decades.
Investment Highlights
For the year ended December 31, 2022, the Near-Term Tax Free Fund returned a negative 5.23 percent, underperforming its benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index, which lost 3.39 percent. The Lipper Short-Intermediate Municipal Bond average return was negative 4.55 percent. We shortened the maturity of the fund by selling off longer maturities and reinvested in the two- to three-year maturities. Late in the year, the yields dropped across the curve as the market began to drop its future rate expectation and prices rallied more on longer-dated bonds.
Strengths
The fund’s allocation to bonds from Kansas, Indiana and Arizona outperformed.
The fund benefited from its allocation to state development agencies, airports and state medical facilities bonds, all of which outperformed.
The fund’s allocation in the zero- to one-year maturities were the only positive performing bonds.
The one- to three-year maturities and three- to five-year maturities were the second and third best-
performing maturities, but still had negative returns.
Weaknesses
The fund’s allocation to bonds from Idaho, Pennsylvania and South Carolina underperformed.
Pennsylvania is a moderately significant issuer of municipal debt and its rainy-day balance as a percent of general fund revenue is only 7.1%, as calculated by Moody’s Analytics.
The fund’s exposure to transportation, school districts and general obligation bonds underperformed.
Current Outlook
The outlook is that the Fed will slow down its interest rate hikes to just 25 basis points as the central bank assesses the impact of the prior rate hikes in 2022. Inflation has shown some signs of cooling, but new job growth still remains strong. The yield curve remains inverted. The market has taken a more optimistic view than the Fed and is expecting the bank will have to start cutting interest rates late in 2023. The Fed’s tone is more bearish, keeping rates up high enough to tame inflation. With the U.S. moving forward with transforming its auto industry from internal combustion engines to electrically powered engines using an array of batteries, building solar and wind energy infrastructure, and constructing a national charging system, it will be difficult to drive inflation back down to a 2 percent target.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Near-Term Tax Free Fund
(unaudited)
Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
“Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Top 10 Area Concentrations
(Based on Net Assets)
December 31, 2022
Texas 23.10%
Massachusetts 6.74%
Oklahoma 4.60%
Washington 4.23%
Florida 4.20%
New Jersey 3.72%
Colorado 3.71%
Illinois 3.35%
Pennsylvania 3.08%
California 2.86%
Total Top 10 Areas 59.59%
Municipal Bond Ratings*
Based on Total Municipal Bonds
December 31, 20 2 2
Bond
Percentage
AAA
31.9%
AA
59.7%
A
5. 4%
Not Rated 3.0%
Total 100.0%

Global Luxury Goods Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation. Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets in securities of companies producing, processing, distributing and manufacturing luxury products, services, or equipment.
Performance Graphs
Global Luxury Goods Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
Global Luxury Goods Fund
(23.88)% 3.69% 7.17%
S&P Global Luxury Index (23.29)% 8.24% 9.55%
S&P Composite 1500 TR (17.78)% 9.15% 12.40%

Global Luxury Goods Fund
(unaudited)
The Year in Review – What Drove the Market
The majority of global equity stock markets declined in 2022, and stocks listed on the New York Stock
Exchange were no different. U.S.-listed stocks outperformed emerging markets but underperformed
Western Europe. The S&P Composite 1500 Index lost 17.78%, emerging markets (as measured by the
MSCI Emerging Market Index) dropped 19.94%, and Western Europe (as measured by the STOXX
Europe 600 Index) declined 15.22%.
It was a volatile year due to the start of war in Eastern Europe. On February 21, 2022, Russian President
Vladimir Putin declared Donetsk and Luhansk, both eastern Ukrainian territories partially controlled by
Russia, independent states. A few days later, on February 24, the worst-case scenario unfolded with Russia launching a full-scale attack on Ukraine from the east, north and south. The West imposed sanctions on the country, which led to an energy crisis in Europe, negatively affecting global markets.
In 2022, inflation continued to spike in the U.S. The annual consumer price index (CPI) peaked mid-year at 9%, a level last seen in 1982. After two years of lower rates, the Federal Reserve began to hike rates in March 2022. Seven consecutive rate increases have been posted, bringing inflation down to 6.5% at the end of the year. A continuation of tightening monetary policy is expected to last for some time, which should help to further alleviate price pressures.
Luxury stocks declined in 2022 but rebounded at the end of the year, as the sector was positively affected by China’s decision to relax its zero-Covid policy, allowing people to move freely and businesses to operate. Travel restrictions were lifted, and borders with Macau and Hong Kong were reopened. China has historically been a significant consumer of luxury goods and services, and a sooner-than-expected reopening of the economy should benefit the sector. Nomura Research calculated that Chinese households have saved up to $720 billion in excess savings over the past three years. Consumers are ready to shop and travel and they have cash to do so, Nomura says.
Investment Highlights
Overview
For the 12-month period through December 31, 2022, the Global Luxury Goods Fund (USLUX) lost
23.88%, underperforming its benchmark, the S&P Composite 1500, which declined 17.78%.
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
The fund changed its investment strategy on July 1, 2020. Prior to that date, the fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500
Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Effective September 29, 2020, the Fund changed its primary benchmark from the S&P Global Luxury
Index to the S&P Composite 1500 Index, although the Fund will continue to use the S&P Global
Luxury Index as a “secondary index.” The Adviser believes that the inclusion in the performance table of the S&P Composite 1500 Index, which is a broad-based securities index, and the S&P Global
Luxury Index, which represents a group of securities that aligns more closely with the Fund’s investment strategies, may provide a useful performance comparison to investors.
Gross expense ratio as stated in the most recent prospectus is 1.99%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, taxes, brokerage commissions and interest) to not exceed 1.75% through April 30, 2023. Prior to October 1,
2022, the Adviser had contractually agreed to limit total operating expenses to 1.80%.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Luxury Goods Fund
(unaudited)
The energy sector was the best performer and the only sector within the S&P 1500 Index that recorded gains in 2022. Utilities, consumer staples, health care, industrials, materials and financials recorded smaller losses but outperformed the broad S&P 1500, while real estate, information technology, consumer discretionary and telecommunication services underperformed.
Strengths
The fund’s underweight position in information technology and communication services had the most positive effect on performance relative to the index. The fund did not hold shares of Microsoft, and significantly underweighted Apple compared to the index. Microsoft stock declined 28.02%
while Apple lost 26.4% in 2022.
The fund’s higher cash position had the second most positive effect on the fund’s performance relative to the index. USLUX was positioned more defensively in 2022 due to market disruptions after Russia attacked Ukraine in February 2022, leading global markets into an energy crisis, rising cost of production and supply disruptions.
A standout contributor to fund performance was Nike, maker and distributor of athletic footwear, apparel, equipment and accessory products for men, women, and children. Shares of Nike declined
29.04% in 2022; however, the fund purchased Nike shares shortly after its stock bottomed at the end of September. In December, the company reported better-than-expected second quarter financial results.
Weaknesses
The fund’s overweight position in consumer staples had the most negative effect on the fund’s performance relative to the index. In particular, the strategy to overweight household/personal care products did not work well. Shares of Estee Lauder declined 32.47%, and Natura & Co. Holding lost
31.01%. The fund overweighted both names against the S&P 1500 Index.
The fund’s underweight position in the energy sector had the second most negative effect on the fund’s performance relative to the index. USLUX did not have any exposure to energy names, and underweighting the best performing sectors negatively contributed to the fund’s performance against the index. The USLUX model did not allocate any assets from the energy space in the year 2022.
A notable detractor to fund performance was Tesla, the electric car maker and distributor. Tesla’s shares sold off sharply this year due to weaker demand from China and Elon Musk’s decision to buy social media company Twitter for $44 billion, funding part of the deal by selling Tesla shares.
He initially sold $8.5 billion shares in April, another $6.9 billion in August 2022, $3.95 billion in
November and $3.6 billion in December, for a total of around $22.9 billion. According to Bloomberg,
Tesla’s market cap decreased from $1.093 trillion in December 2021 to $353.51 billion in December
2022.
Current Outlook
Opportunities
The Bank of America Global Research Team believes that the luxury sector presents an attractive buying opportunity. They have identified six prior major pullbacks in the luxury sector over the past
20 years. The most recent pullback has already resulted in a 24% decline for the sector since the beginning of the year and more than 35% since the November peak. In the past, strong pullbacks have often led to a bounce.
According to a joint forecast by analysts at Bain & Company and Altagamman, the luxury sector will expand at least 3% to 8% in 2023. It is also predicted that the sector will grow further, with Bain forecasting a sales increase of 60% from 2022 to 2030, supported by people becoming wealthier in regions including India, South Korea, and Mexico. This may lead to about 10 million new luxury consumers per year.

Global Luxury Goods Fund
(unaudited)
China will most likely continue to re-open its economy after almost three years of Covid lockdowns.
At the end of 2022, it was announced that China will drop quarantine requirements for all passengers arriving from outside the country starting January 8, 2023. The current policy asks people to quarantine for five days in a hotel and an additional three days at home. Further easing of travel restrictions and removing other Covid-related measures should spur consumer spending.
Threats
The luxury sector is projected to expand in 2023, but at a slower pace compared to 2022. Consumer spending on luxury items and services could be softer, based on economists’ predictions about an upcoming recession in Europe and the U.S.
Luxury goods and services recorded price increases in 2022, and the trend may continue in 2023. The prices of “core” handbags from brands such as Chanel and Louis Vuitton have already increased 20%
or more in the past two years, and brands are expected to boost prices on those items even further next year — particularly in Europe, where the depressed euro has made luxury goods comparatively cheap. Prices there could rise 15% in 2023, and in the mid-single digits in the U.S. and China, says
Citi luxury analyst Thomas Chauvet.
According to Bloomberg, the second-hand luxury watch market could reach 35 billion Swiss francs by 2030, from 20 billion francs today. This represents an increase of 75%, as reported by Deloitte and based on its consumer and watch brand executives survey. This comes as a wakeup call to luxury watchmakers, as sales in physical stores have seen a decline. This is one reason well-known brands like Richemont purchased Watchfinder & Co. as its secondary market sales channel.

Global Luxury Goods Fund
(unaudited)
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
Global Luxury Goods Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
Industria de Diseno Textil SA 5.44%
Retail - Apparel/Shoe
Mercedes-Benz Group AG, ADR 5.22%
Automotive - Cars & Light Trucks
NIKE, Inc., Class B 4.86%
Athletic Footwear
Bayerische Motoren Werke AG 4.21%
Automotive - Cars & Light Trucks
Costco Wholesale Corp. 4.19%
Retail - Discount
Hermes International 4.00%
Apparel Manufacturers
Marriott International, Inc., Class A 3.99%
Hotels & Motels
Cie Financiere Richemont SA 3.86%
Retail - Jewelry
Volkswagen AG 3.56%
Automotive - Cars & Light Trucks
LVMH Moet Hennessy Louis Vuitton SE, ADR 3.50%
Textile - Apparel
Total Top 10 Equity Holdings 42.83%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2022
Consumer Discretionary 73.3%
Consumer Staples 17.1%
Materials 5.9%
Other 3.7%
Total 100.0%

Global Resources Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Resources Fund (PSPFX) is a non-diversified natural resources fund with the principal objective of seeking long-term growth of capital while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, renewable energy, agriculture, chemicals, mining, iron and steel, and paper and forest products around the globe.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
The best-performing commodity for the year was lithium carbonate battery grade, climbing 95.29% on the transition to building an electric vehicle (EV) future. Lithium prices continued to edge higher in the range of $76,000-$80,000/ton, although the prices increased at a slower rate. According to Benchmark, market participants reported cell manufacturers were limiting their production in November, which weighed on
Global Resources Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
Global Resources Fund
(12.10)% 2.04% (2.58)%
S&P 500® Index (18.11)% 9.42% 12.56%
S&P Global Natural Resources Index (Net Total Return) 9.59% 6.64% 4.23%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.92%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions. Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Resources Fund
(unaudited)
lithium demand sentiment, although this speculation has yet to be confirmed. The market participants noted the limited production could have been driven by the expectation of marginally lower demand due to the cessation of the Chinese EV subsidies and Chinese New Year. With that said, demand in 2023 may remain robust on consumer preference and other government-provided EV incentive programs.
Russia’s invasion of Ukraine and the ensuing disruption of infrastructure supply lines around the world for food, energy and fertilizer was key to igniting inflationary pressures around the globe. Nickel was the second-best performing commodity for 2022 with nickel supplies from Russia not being accepted by
Western markets. The nickel price was also boosted by the rise in EV production. Inflation hit 9.1 percent in the second quarter of 2022 in the U.S., cementing the Federal Reserve’s decision to make four jumbo
75 basis point rate hikes to cool inflationary pressures. The U.S. dollar strongly responded to the rise in interest rates, climbing close to 20 percent by September and contributing to lower commodity prices for much of the first eight months of 2022. Thereafter, it seemed the market began to speculate that the Fed was nearly finished with interest rate hikes and may be forced to start cutting rates in late 2023. The U.S.
dollar finished the year with just an 8.21 percent gain and copper prices recovered some of their losses.
Investment Highlights
Overview
For the year ended December 31, 2022, the Global Resources Fund lost 12.10 percent, underperforming the fund’s benchmark, the S&P Global Natural Resources Index (Net Total Return), which gained 9.59 percent. The Global Resources Fund invests in exploration and development companies and the junior mining and energy sector, unlike our benchmark, which is principally invested in large capitalization natural resources companies with established revenue streams; as a result, there can be timing swings where money flows first to the most liquid names before investors go down market.
Strengths
The three strongest commodities for the year were lithium carbonate, nickel and soybean, up 92 percent, 51 percent and 26 percent, respectively. Lithium and nickel are both leveraged to the rollout of the electric vehicle industry for use in batteries. Soybean prices hit a 10-year high in the first half of the year on global supply concerns but have since backed off the peaks with improved supplies.
The three best sector calls for the fund were an overweight position in oil & gas energy trusts, underweight position in containers and packaging and overweight in gold and precious metals. We emphasized high dividend-paying trusts to take advantage of high cash payouts from oil and gas sales. We avoided any exposure to containers and packaging where only one stock made a single-
digit gain out of the 12 in the group. We had a double sector weight on precious metals and delivered a positive return for the year while our benchmark names achieved double-digit losses.
The three best dollar performing stock decisions were Filo Mining, Sabine Royalty Trust and Black
Stone Minerals. Filo Mining continued to release further impressive drill results from their copper discovery in Chile to the point where BHP Group Ltd. bought a 5 percent stake in the company in
March 2022. Both Sabine Royalty Trust and Black Stone Minerals benefited from the elevated oil and gas prices.
Weaknesses
The three weakest commodities for the year were lumber, Powder River Basin coal and tin. Lumber prices slid more than 60 percent with the strong interest rate hiking cycle that raised mortgage rates beyond what households could afford. Steam coal prices from the Powder River Basin tumbled almost 50 percent as energy markets became better supplied logistically in 2022. The tin market spiked in 2021 with the chip shortage and Covid lockdowns, but they have since fallen back with those issues largely behind.

Global Resources Fund
(unaudited)
The fund’s worst-performing sectors were our overweight positions in metals/minerals, overweight electrical products and underweight integrated oil stocks. The rising interest rate environment put the breaks on copper prices that had been hovering in the range of $4.25 to $4.50 a pound for much of the first half of the year only to slide 30 percent from June to mid-July. In the electrical products category, graphene producer Nanoxplore Inc. was the largest detractor to performance. We were underweight in international oils but overweight in oil & gas energy trusts, which paid monthly dividends and offset two-thirds of losses from being underweight international oil companies.
Current Outlook
Opportunities
Conor Sen, a Bloomberg Opinion columnist, penned a recent story on the emerging Battery Belt that is taking shape in America with the rise in electrification of the auto industry. Interestingly, this new economic model won’t require a college degree as the ultimate qualification for these new jobs.
Because of new batteries needed, the scale for these new plants is considerable, and this has favored the Southern U.S. to some extent with wide open tracts of land still available near major population centers. Five multi-billion-dollar battery plants have been announced in Georgia and South Carolina.
Ohia and Indiana also have projects in the works. Senator Joe Manchin also secured Form Energy, an energy storage company backed by Bill Gates, to build a $760 million factory in West Virginia. All of these plants have incentives to fill their supply chains through domestic production of the battery metals first in the U.S. or through our trading partners.
For the first time ever, green hydrogen is starting to compete on pure economics; in fact, it’s become a lower-cost alternative. This is still a nascent market, but green hydrogen is making headway around the world, and Europe is where the adoption curve is seeing the most potent boost.
According to J.P Morgan, commodities are on pace to deliver a second consecutive year of double-
digit returns. As global growth slows in 2023, but commodity supply remains constrained and critically low inventories persist, commodity prices may stay elevated despite a decline in economic activity. As in 2022, they are most constructive on energy, but believe that unlike 2021, returns will be driven by oil. Meanwhile, U.S. natural gas prices are forecasted to decline 40 percent by yearend
2023.
Threats
China Metals Group commented that China’s solar equipment sales are too dependent on overseas buyers taking 80 percent of sales. To make its solar cells, China imports more than 90% of its high purity quartz, according to Bloomberg. China dominates global supply chains in the silicon-based solar industry, while China Metals suggest its supply chains should be focused on domestic sources and uses. Perhaps China believes all the solar cells it can make are needed domestically for its energy transition.
Chilean copper production was down 5.5 percent in November year over year, and it has been on a structural downtrend since 2018, against a structural uptrend of China refined production (i.e., China demand for copper continues to rise). Chile produces 30% of the world’s copper, of which a material amount goes to China for smelting/refining and in-China usage.
According to J.P Morgan, despite the positive move in nickel price recently, its underweight stance on nickel remains firm, and it urges investors to sell into strength. The bank says its core thesis is:
(1) nickel to edge lower next year due to higher-than-anticipated supply from Indonesia and weaker demand; and (2) the cost structure for nickel to possibly be structurally higher due to higher energy costs and potential levies coming from Indonesia, lowering profitability despite higher nickel prices.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Global Resources Fund
(unaudited)
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
Filo Mining Corp. 9.67%
Metal - Diversified
Ivanhoe Mines, Ltd. 6.46%
Metal - Diversified
Sabine Royalty Trust 4.11%
Oil - US Royalty Trusts
Abaxx Technologies, Inc. 3.35%
Enterprise Software/Services
Black Stone Minerals LP 2.60%
Oil - US Royalty Trusts
Centaurus Metals, Ltd. 2.07%
Metal - Diversified
Cheniere Energy, Inc. 2.04%
Pipelines
NanoXplore , Inc. 1.92%
Advanced Materials/Production
Kimbell Royalty Partners LP 1.67%
Oil - US Royalty Trusts
Lithium Ionic Corp. 1.63%
Diversified Minerals
Total Top 10 Equity Holdings 35.52%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2022
Metals & Mining 29.9%
Oil, Gas & Consumable Fuels 26.7%
Precious Metals & Minerals 13.6%
Gold Mining 6.2%
Enterprise Software/Services 4.5%
Advanced Materials/Production 3.1%
Other 16.0%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Management Team’s Perspective
Introduction
The World Precious Minerals Fund (UNWPX) and the Gold and Precious Metals Fund (USERX) pursue an objective of long-term capital growth through investments in gold, precious metals and mining companies. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining and processing of precious minerals such as gold, silver, platinum and diamonds. Although this fund has the latitude to invest in a broad range of precious minerals, it currently remains focused on the gold sector. The Gold and Precious Metals Fund focuses on the equity securities of established gold and precious metals companies and pursues current income as a secondary objective.
World Precious Minerals Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
World Precious Minerals Fund
(32.95)% (3.84)% (7.22)%
S&P 500® Index (18.11)% 9.42% 12.56%
NYSE Arca Gold Miners Index (8.09)% 6.11% (3.22)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.93%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
The Year in Review - Economic and Political Issues that Affected the
Funds
The best-performing precious metal for the year was platinum, gaining 10.89 percent as the market imbalance switched from a supply surplus to what is now expected to be a deficit in 2023. Substitution for palladium may have also played a factor in the shift as the metal’s price went over $3,000 an ounce in
March 2022, but ended up finishing the year as the worst-performing precious metal with a loss of 5.89 percent. Silver was the second best-performing, gaining 2.77 percent, after being the worst-performing precious metal in 2021. Gold finished the year essentially flat with a price decline of 0.28%. Despite the aggressive interest hiking environment of 2022, precious metals fared well.
The U.S. dollar strongly responded to the rise in interest rates, climbing close to 20 percent by September.
Thereafter, it seemed the market began to factor in the Federal Reserve was nearly finished with interest rate hikes and may be forced to start cutting rates in late 2023. The U.S. dollar finished the year with just an 8.21 percent gain.
Gold and Precious Metals Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
Gold and Precious Metals Fund
(17.44)% 5.53% (1.08)%
S&P 500® Index (18.11)% 9.42% 12.56%
FTSE Gold Mines Index (12.84)% 4.61% (3.19)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.82%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
Russia’s invasion of Ukraine and the ensuing disruption of infrastructure supply lines around the word for food, energy and fertilizer was key to igniting inflationary pressures around the globe. Inflation in the
U.S. hit 9.1 percent in the second quarter of 2022, cementing the Fed’s decision to make four jumbo 75 basis point rate hikes to cool inflation. The rate hikes ended up crushing the cryptocurrency market, which thrived on speculative interest rate schemes to earn a yield on your cryptocurrency. The collapse of FTX and other crypto trading firms has likely turned some investors back to more traditional stores of value for diversification, including bullion.
Despite a rising interest rate environment, gold demand soared to its highest level since 2011 on strong retail demand from investors seeking an inflation hedge, but the big surprise was central bank buying.
Purchases by global central banks rose more than twofold to reach 1,136 tonnes, the highest total in more than five decades.
Investment Highlights
For the year ended December 31, 2022, the World Precious Minerals Fund fell 32.95 percent, underperforming its benchmark, the NYSE Arca Gold Miners Index, which declined 8.09 percent on a total return basis. The S&P/TSX Venture Composite Index, which better reflects the mix of small-cap junior mining companies the fund typically invests in is, declined 39.23% in 2022.
The strategy of the World Precious Minerals Fund favors junior exploration and development stocks and mid-tiered producing stocks. These lower-capitalization stocks have historically outperformed senior gold mining companies over longer periods, as senior gold miners have typically acquired proven assets of junior gold companies rather than explored for new mining projects with capital-constrained budgets.
The Gold and Precious Metals Fund fell 17.44 percent in 2022, underperforming its benchmark, the FTSE
Gold Mines Index, which declined 12.84 percent on a total return basis. While focusing on established, gold-producing companies, the Gold and Precious Metals Fund holds less than 50 percent of its holdings in precious metal miners that are greater than $1 billion in market capitalization; meanwhile, the FTSE
Gold Mines Index’s average market capitalization is closer to $7.5 billion.
The funds employed a defensive investment position from time to time in 2022, with higher-than-average cash balances on hand to protect its liquidity. However, to maintain varying degrees of investment exposure to the gold market, the funds utilized call option positions and directional ETFs, which are more liquid than options, to hedge the funds’ benchmark risks and provide optionality to upswings in gold stocks.
World Precious Minerals Fund Strengths
Barksdale Resources Corp. was the largest contributor to fund performance, with excellent new drill results released over the year on its San Javier copper and gold project. By yearend, the company had completed a significant resource estimate where the majority of copper is suitable for the less expensive soluble extraction methods. Barksdale Resources is not a member of the NYSE Arca Gold
Miners Index.
The second most significant contributor in 2022 was Reunion Gold Corp, which won the Mines and
Money, London - Outstanding Achievement Award for the discovery of the Oko West project in
Guyana, for which the company’s share price rose nearly 180 percent for the year.
Being underweight Newmont Mining, the largest member of the NYSE Arca Gold Miners Index, was our best call on relative performance as it significantly underperformed its index peers.
Gold and Precious Metals Fund Strengths
Not owning the Russian gold miner Polymetal International Plc in the fund at the start of the year significantly benefited its relative performance, as the stock plunged 77 percent in the first quarter with the Russian invasion of Ukraine. Polymetal was dropped from the FTSE Gold Index in the first quarter of 2022.

Precious Metals and Minerals Funds
(unaudited)
Being underweight Newmont Mining, the largest member of FTSE Gold Mines Index, was our best call on relative performance as it significantly underperformed its index peers.
The next best contributor to performance was K92 Mining Inc, which is the fund’s largest position.
K92 finished the year with less than a 1 percent drop in price.
World Precious Minerals Fund Weaknesses
Tristar Gold, Inc. was our biggest burden in 2022 as it was down greater than 40 percent, much like many other junior exploration companies that were sold off at the end of the year for tax loss harvesting. Tristar’s project is in Brazil, which has been an active location for acquisitions as companies feel they can do business there.
Barsele Minerals Corp. was our second-biggest detractor from performance. Its share price languished as its partner Agnico Eagle Mines continued to slow walk the development over the year.
Arizona Metal Corp was the third-most significant impact to performance as it pulled back about 35 percent in price over the year. Arizona Copper’s exploration project also contains significant zinc and copper, which weakened in price over the course of the year with the rise in interest rates.
Gold and Precious Metals Fund Weaknesses
Being underweight Agnico Eagle Mines Limited, following its move to take over Yamana Gold, proved to be too risk averse, as Agnico Eagle finished the year with just under a 1 percent gain.
The second worst contributor to relative performance was underweighting Barrick Gold, which fell only 6.67 percent for the year, versus Newmont Mining, which fell 20.80 percent.
The fund’s third largest loss came from owning Pantoro Gold, which had to raise equity two times in
2022 to fund the restart of the Norseman Gold Project. The company poured its first bar of gold from the mine before yearend in early October.
Current Outlook
World Precious Minerals Fund Opportunities
Mergers and acquisitions will continue into 2023, with numerous senior companies having publicly commented on looking at M&A as part of their growth strategy. We believe, transactions that provide diversification and less risk concentration would garner shareholder support. There may be further consolidation in the streaming space (between the smaller players) as these transactions are done to increase market cap in a business that allows for growth with synergies.
According to RBC, valuations for junior miners have approached lows not seen since 2015, when gold was $500 an ounce lower, setting the stage for potential deals. The last couple of years with
Covid stress on companies’ balance sheet to stay liquid followed by a pulse of inflation, the junior miners and exploration companies are trading at particularly attractive valuations.
The industrial demand for silver is likely to see continued strong growth with solar power being more cost-effective and less capital-intensive than constructing new coal plants. However, there are few miners of scale that investors can invest in for pure silver exposure. There are a number of junior miners and exploration companies that may be better proxies for playing a run in silver prices.
Gold Precious Metals Fund Opportunities
Acquisitions are looked upon more strategically with the theme of consolidation of major mining camps. Agnico Eagle Mines has been the most active over the last several years with the purchase of

Precious Metals and Minerals Funds
(unaudited)
Kirkland Lake Gold in 2021 to be followed in 2022 with a joint takeover of Yamana Gold with Pan
American Silver’s taking much of Yamana’s South American asset.
Gold Fields, and likely others, is on the hunt for new assets to replace its declining resource balance.
Gold Fields made the first run at Yamana Gold, which triggered the Agnico counterbid, but it is actively looking for new assets. To the market’s surprise, it was trying to get a meaningful investment in a Canadian operation. Investors should consider what might be a second choice for Gold Fields in North America.
Zoltan Pozsar of Credit Suisse penned an interesting report titled "War and Commodity Encumbrance”
at the end of the year. At the heart of the work is how China has changed the structure of oil trade with
Saudia Arabia in that the Shanghai Petroleum and Natural Gas Exchange will be fully utilizing RMB settlement in oil and gas trade, creating the dawn of the petro yuan. What will the Saudis do with all the renminbi they accumulate from selling their oil? One obvious option is to convert it into gold on either the Shanghai Gold Exchange or Hong Kong Gold Exchange, both of which have offered that convertibility option since 2016 and 2017, respectively. The new invoicing for all oil and gas in renminbi is expected to be completed over the next three to five years. Gold is likely to remain well bid as the dollar loses market share in the world energy trade.
World Precious Minerals Fund Threats
For several years, the window has been shut in terms of access to capital for junior mining companies, particularly when Bitcoin had been a key competitor to gold and other speculative investments. With the collapse of FTX, crypto investors may be more inclined to fall back to traditional precious metal investments as a store of wealth for part of their portfolio, but fund inflows into precious metals funds have remained muted following the FTX collapse.
With silver’s main source of supply largely being a byproduct of many gold mining operations, it becomes problematic to dramatically increase the supply of silver to meet high solar demand. Protests in Peru, the world’s largest silver producer, have disrupted metal concentrate shipments. The second-
largest producer of silver is Mexico, and its Minister of the Environment, María Luisa Albores, on
December 7, 2022, stressed that no more concessions will be granted for open-pit mining projects due to the negative impact on the environment and adverse effects on the health of communities living nearby.
Google searches for “diamonds” in the U.S. appear to have decoupled from their historical trend of sharply rising into the holiday season. This could be indicative of weakening consumer appetite for the stones, as evidenced by the softening of prices across the size spectrum as well as the weaker-
than-expected DeBeers site sales.
Gold and Precious Metals Fund Threats
Jurisdiction risk is a key theme global mining companies are rethinking before committing to an investment. Russia’s war with Ukraine and trade wars with China are still major concerns. Recently, the government of Panama has introduced a new tax agreement it wants to impose on First Quantum’s copper mine that could raise its current taxes by 800 percent. West Africa has become a major gold producing region for the continent, but certain regions in Mali have had terrorist attacks, resulting in death.
Historically, the gold mining sector has not had a great track record in putting together value creating synergies with a merger in recent years, with Agnico Eagle being the exception for now. There is a push to get scale with new mining projects, such as 300,000 ounces a year as a minimum hurdle, which is necessary to shoring up declining production profiles. Unfortunately, there are not enough readily available projects to meet the needs. Big projects will still need a high enough grade to endure periods of stress.

Precious Metals and Minerals Funds
(unaudited)
Exchange-traded funds were accumulating gold through the first four months of 2022, taking the holdings of all known gold ETFs up to 106.7 million ounces. Since then, however, redemptions have taken the balance down to 93.8 million ounces by the close of the year. Despite inflation, there has not been a surge of money buying gold at the retail level, and interest in gold stocks remains muted by generalist investors.
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
World Precious Minerals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
Nano One Materials Corp. 9.13%
Advanced Materials/Production
K92 Mining, Inc. 8.35%
Gold Mining
Arizona Metals Corp. 5.87%
Precious Metals
TriStar Gold, Inc. 4.90%
Gold Mining
Ivanhoe Mines, Ltd. 4.37%
Metal - Diversified
Dolly Varden Silver Corp. 4.30%
Precious Metals
Barksdale Resources Corp. 3.14%
Diamonds/Precious Stones
Barsele Minerals Corp. 2.77%
Precious Metals
Vizsla Silver Corp. 2.37%
Silver Mining
Reunion Gold Corp. 2.29%
Gold Mining
Total Top 10 Equity Holdings 47.49%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2022
Gold Mining 40.3%
Precious Metals 20.8%
Metal - Diversified 9.5%
Advanced Materials/Production 9.2%
Diversified Minerals 5.3%
Silver Mining 4.9%
Diamonds/Precious Stones 3.2%
Other 6.8%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Gold and Precious Metals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
K92 Mining, Inc. 11.58%
Gold Mining
Aya Gold & Silver, Inc. 6.05%
Silver Mining
Centamin PLC 4.07%
Gold Mining
Alamos Gold, Inc. 4.04%
Gold Mining
DDH1, Ltd. 2.75%
Oil & Gas Drilling
Vox Royalty Corp. 2.74%
Metal - Diversified
Ivanhoe Mines, Ltd. 2.51%
Metal - Diversified
Franco-Nevada Corp. 2.48%
Gold Mining
Yamana Gold, Inc. 2.47%
Gold Mining
Impala Platinum Holdings, Ltd. 2.28%
Platinum
Total Top 10 Equity Holdings 40.97%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2022
Gold Mining 58.6%
Metal - Diversified 9.7%
Silver Mining 8.7%
Platinum 4.9%
Precious Metals 4.5%
Other 13.6%
Total 100.0%

Emerging Europe Fund
(unaudited)
Management Team’s Perspective
Introduction
The investment objective of the Emerging Europe Fund (EUROX) is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Europe.
(1)
Performance Graph
(1)
The following countries are considered to be in the emerging Europe region: Albania, Armenia,
Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR, Macedonia, Georgia,
Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey
and Ukraine.
Emerging Europe Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
Emerging Europe Fund
(39.84)% (9.89)% (6.86)%
S&P 500® Index (18.11)% 9.42% 12.56%
MSCI Emerging Markets Europe 10/40 Index (Net Total
Return) (67.62)% (17.87)% (10.63)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 2.49%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Emerging Europe Fund
(unaudited)
The Year in Review – Economic and Political Issues Affecting the
Fund
The emerging Europe region underperformed the broad emerging market, Western Europe and the United
States. The MSCI Emerging Europe index (MXMU) lost 70.97% in 2022, while the broad emerging market index (MXEF) lost 19.94%, led by a sharp selloff in emerging Europe. Equities in Western Europe, as measured by the STOXX Europe 600 (SXXP), declined by 15.22%, and the S&P 500 (SPX) corrected by 18.11%.
It was a horrific year in central emerging Europe as the unimaginable happened. On February 21, 2022, the president of Russia, Vladimir Putin, declared Donetsk and Luhansk (the eastern territory of Ukraine partially controlled by Russia) independent states. A few days later, on February 24, the worst-case scenario unfolded with Russia launching a full-scale attack on Ukraine from the east, north and south. The
West imposed sanctions on the country. The Moscow Stock Exchange was halted, and the domestic stock market remains closed to foreign investors. GDRs/ADRs were removed from global stock exchanges, and indices removed all Russian holdings, writing assets to zero. Russia became uninvestable in 2022 and was the world’s worst-performing market.
In the third quarter of 2022, a highly questionable referendum was held in the four occupied regions of Ukraine, resulting in the merging of the territory with Russia. Fighting has escalated as Ukrainian
President Zelensky called to retake all lost territory to Russia, including Crimea, which was taken from the country in 2014. Shortly after the annexation took place on the last day of September, the Kerch
Bridge, spanning 12 miles and connecting mainland Russia with Crimea, partially collapsed due to an explosion. President Putin called it a terrorist attack and, in response, sent missiles and drones to more than a dozen cities throughout Ukraine, attacking civilians. Ukraine suggested peace talks could take place only when Russia pulls back its forces to the border prior to the invasion, but Russia would not agree to it. Therefore, peace negotiations will not take place as both sides do not agree with the terms for peace negotiations.
Equities in Poland, Hungary and the Czech Republic, all countries in central emerging Europe with higher exposure to Russia, sold off in 2022. Poland, the largest economy in the region, was the most negatively impacted. Equities trading on the Warsaw Exchange lost 24.06%, followed by losses in the Budapest
Stock Exchange of 24.37% and the Prague Stock Exchange of 11.02%.
The war in Europe created an energy crisis throughout the region as many countries in Europe depended on oil and gas imports from Russia. Due to imposed sanctions on Russia, Europe has experienced a shortage of fuel. At the end of September, leaders from Poland, Norway and Denmark celebrated the opening of a new pipeline that would carry gas from Norway via Denmark to Poland. Poland, like many other countries in central emerging Europe, depended on gas imports from Russia, and the Polish government for years worked on diversifying the country’s gas imports, opening an LNG port in the
Baltic Sea, and starting construction of the Baltic pipeline years back. On June 3, the European Union
(EU) adopted a sixth package of sanctions, including a partial embargo on Russian oil. The sanctions banned seaborne imports of Russian crude oil as of December 5, 2022, and a ban on petroleum products imports as of February 5, 2023. Hungary, which gets around 65% of its oil and 85% of its gas from Russia, was excluded from the oil embargo and will continue to receive Russian oil by the Druzhba pipeline.
As a result of spiking energy prices, many European countries have implemented taxes on profitable companies to support straggling consumers. Greece, Hungary, Italy, Romania, Spain and the United
Kingdom have implemented a windfall tax. The Czech Republic and Poland have published proposals to enact a windfall tax, and Spain published a proposal to enact a second windfall tax because the first one was diluted by a series of exclusions that left many energy providers out of its scope. Belgium, Finland,
Germany, Ireland, the Netherlands and Slovakia have either officially announced or shown intentions to implement a windfall tax. For now, France is the only country that voted down a windfall tax proposal.
Turkey was the best-performing market in 2022. The Turkish lira depreciated against the U.S. dollar by another 28.55%; however, equities trading on the Istanbul Stock Exchange gained 117.39%. Stocks were supported by domestic buying during the year when inflation rose sharply, and the lira depreciated further, prompting retail investors to buy equities. In addition, The Central Bank of Turkey has been slashing interest rates to prop up consumer spending, disregarding high inflation and other global central bankers who hiked rates in 2022 to bring inflation lower. Turkish President Recep Erdogan wants to keep rates

Emerging Europe Fund
(unaudited)
super low before the presidential election scheduled for June of 2023. He has even fired several central bankers in the past few years who refused to lower rates.
The Athens Stock Exchange gained 30 basis points. Greek banks, which outperformed European banks, have been undervalued after years of austerity and reform measures. In recent years, banks have made huge progress cleaning bad loans. Ratings agency Standard & Poor’s anticipates a further reduction in
Greek banks’ total nonperforming exposures in 2023 and stable loan growth.
Investment Highlights
Overview
For the year ended December 31, 2022, the Emerging Europe Fund lost 39.84%, while the benchmark
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) fell 67.62%.
On the country level, Turkey recorded strong gains following smaller gains in Greece. Russian equities sold off sharply. Equities in Poland, the Czech Republic and Hungary all dropped; they were most negatively affected by the war in Ukraine.
On the sector level, industrials and health care were the best performers, while consumer discretionary, consumer staples, utilities, communication services, materials, financials and energy underperformed.
Strengths
The fund’s underweight position in Russia and overweight Western Europe had the most positive impact on the fund’s performance relative to its benchmark. On the day of Russia’s invasion of
Ukraine, the decision was made to sell next to all Russian assets on expectations of tough sanctions and the potential removal of Russian securities from the MSCI Emerging Market Index. EUROX outperformed its index mostly because Russian assets were sold before the Moscow Stock Exchange was halted for trading. The fund recorded a loss in 2022, but it was not as great as the index, which removed all Russian holdings shortly after Russia’s invasion, pricing them at zero.
The fund’s underweight position in the energy sector had the most negative effect on the fund’s performance relative to its benchmark. Shares of Russian energy companies sold off sharply after sanctions were imposed on the country, limiting oil and gas exports to Europe.
Turk Hava Yollari, a Turkish airline, made the single largest contribution to the performance of the fund. Turkish airlines strengthened their positions in 2022, as passengers preferred to travel with
Turkish air transportation due to operational problems faced by European airlines.
Weaknesses
The fund’s underweight position in Turkey had the most negative impact on the fund’s performance relative to its benchmark. Turkish equities outperformed in 2022 due to strong retail sales and the government’s actions to spur consumer spending.
The fund’s overweight position in materials had the most negative effect on the fund’s performance relative to its benchmark.
Lukoil, the Russian oil company, was the single worst contributor to the performance of the fund.
The company lost most of its value after sanctions were imposed on Russia’s oil and gas industry. In the early days of Russia’s aggression, it seemed as if the oil and gas industry was spared from being sanctioned, but this changed quickly. Lukoil was one of the last Russian positions to be sold out of the fund, recording larger losses.

Emerging Europe Fund
(unaudited)
Current Outlook
Opportunities
Emerging markets are expected to post solid growth in 2023, according to Société Générale. We may see a significant differential between emerging market (EM) and developed market (DM)
performance. The 2021-22 period saw a differential north of 2 percentage points to the advantage of better developed market economic performance. The situation may now reverse, with a projected
3.8% growth in emerging markets contrasting with 1.2% growth in the developed world, SocGen's cross-assets team writes in their year-ahead EM Outlook 2023 report.
The war in Europe, higher rates, a spike in energy prices and slowing global demand all pushed
European equities to a record low versus the U.S. Europe could experience a deeper recession in
2023, but we believe a lot of the negative data is already priced in. Meanwhile, the United States has more room for correction. Barclays’ research team believes that equity outflows in Europe look exaggerated, while the U.S. looks more vulnerable to capitulation risk.
Goldman Sachs no longer forecasts a eurozone recession in 2023 after its economy proved more resilient at the end of 2022. Natural gas prices fell sharply, and China removed Covid-19 restrictions sooner than anticipated. The energy crisis in Europe, triggered by the war between Russian and
Ukraine, presented a challenge, but with winter halfway over and warmer weather approaching,
Europe has so far avoided a gas shortage.
Threats
The war in Ukraine, which started at the end of February 2022, may last for years to come as both sides are not willing to come to a compromise. At year-end, the Russian president visited neighboring country Belarus, raising worries that a new ground offensive could aim again at Kyiv, a mere 55 miles from the border. The Iskander tactical missile system and S-400 air defense system that Russia has deployed to Belarus are fully prepared to perform their intended tasks, according to senior Belarusian defense ministry officials.
Russia is tying its relationship with Iran. Russian and Iranian space corporations have signed memorandums on provision of launch services. In December 2022, Iranian Minister of Information and Communications Technology Issa Zarepour said that the country would put into orbit at least two domestically produced satellites, Nahid-1 and Nahid-2, by Spring 2023. Nahid-2 is considered an important advancement in Iran's orbital spacecraft production. Until the war in Ukraine, Iran was the most sanctioned country in the world, according to Castellum, which tracks sanctions. Russia now holds that record.
Political tensions in Turkey may rise in the country during 2023 as presidential elections are scheduled for June. At the end of 2022, a court in Turkey convicted Istanbul’s mayor, the most popular political figure who could challenge President Recep Erdogan, of insulting election officials back in 2019, sentencing him to almost three years in prison. Poland too may see increased activity in politics as the country’s parliamentary elections are scheduled to take place in the fall. It looks as if the current populist Law & Justice Party is set to win, but it may not be able to form the new government.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Emerging Europe Fund
(unaudited)
Country distribution shown is based on domicile. The locale of company operations may be different.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
Powszechny Zaklad Ubezpieczen SA 4.81%
Property/Casualty Insurance
MOL Hungarian Oil & Gas PLC 4.26%
Oil Companies - Integrated
Polski Koncern Naftowy ORLEN SA 3.24%
Oil Refining & Marketing
OTP Bank Nyrt 2.94%
Commercial Banks Non-US
KOC Holding AS 2.88%
Diversified Operations
Turk Hava Yollari AO 2.71%
Airlines
PGE Polska Grupa Energetyczna SA 2.54%
Electric - Integrated
Akbank TAS 2.39%
Commercial Banks Non-US
Turkiye Petrol Rafinerileri AS 2.27%
Oil Refining & Marketing
KRUK SA 2.25%
Finance - Other Services
Total Top 10 Equity Holdings 30.29%
Country Distribution*
Based on Total Investments
December 31, 2022
Poland 32.8%
Turkey 26.3%
Greece 14.4%
Hungary 10.6%
Canada 4.5%
Romania 4.1%
Other 7.3%
Total 100.0%

China Region Fund
(unaudited)
Management Team’s Perspective
Introduction
The China Region Fund (USCOX) seeks long-term growth of capital. The fund invests in both established and emerging companies registered and operating in the China region.
(1)
Performance Graph
(1)
The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People’s Republic of China (PRC or
China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand
and Vietnam.
China Region Fund
Average Annual Performance
For the Periods Ended
December 31, 2022
One Year Five Year Ten Year
China Region Fund
(26.27)% (11.12)% (1.56)%
Hang Seng Composite Index (18.03)% (6.38)% (0.52)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 3.14%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods

China Region Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Asian equities, as measured by the iShares MSCI All Country Asia ex-Japan ETF (AAXJ US), performed in line with the broad emerging markets, as measured by the MSCI Emerging Markets ETF (EEM US).
AAXJ declined 20.35% in 2022 while EEM recorded a loss of 20.56%. Chinese equities listed in Hong
Kong sold off as well, but they outperformed the broad emerging market, while stocks trading in mainland
China underperformed.
Chinese equities listed on local exchanges in mainland China and Hong Kong declined in 2022, but even deeper losses were reported in Taiwan and South Korea. The KOSPI Stock Exchange dropped 28.65%, followed by a 26.90% decline in equities listed on the Taiwan Stock Exchange. Both indexes have high exposure to semiconductor stocks. Global semiconductor sales reached records in 2021 as demand was very strong due to the pandemic; however, after the pandemic ended, demand dried up, taking the sector from global shortage into global oversupply. At the beginning of 2023, Taiwan Semiconductor, the world’s largest chipmaker, held its fourth-quarter earnings release and conference call, during which it forecast that the current inventory correction would last through the first part of 2023, predicting a much stronger second half of 2023.
Chinese equities listed in mainland China and Hong Kong bottomed in October, gaining some market share at the end of the year, after China announced the removal of certain Covid measures. 2022 was a volatile year for Chinese equities and a busy year in politics. The Chinese Communist Party (CCP) held its 20th National Party Congress, and President Xi Jinping was reelected to a third term in office. Prior to the elections, President Xi was pushing for reforms promoting common prosperity, but China in the next few years will focus on economic changes that will bring stability and improve quality of life. Due to the prolonged zero-Covid policy, China’s economic growth in 2022 slumped to one of its worst levels in nearly half a century. GDP expanded 3.0%, missing the government target of around 5.5%, and down sharply from 8.4% growth in 2021. Adding to the challenges facing the economy and the government,
China's population in 2022 fell for the first time since 1961. As a result, India may become the world's most populous nation in 2023. On a positive note, China finally relaxed its zero-Covid policy in 2022, allowing people to move freely and businesses to operate. Travel restrictions were lifted, and borders with Macau and Hong Kong were opened. At the end of the year, after China announced its reopening, higher gains were reported on the Hong Kong Stock Exchange than in mainland China as the Heng Seng
Composite Index (HSCI) has higher exposure to undervalued internet/technology stocks. In addition, U.S.
regulators have gained full access to the audits of Chinese companies for the first time, reducing the threat that tech giants such as Alibaba could be kicked off of U.S. stock exchanges.
The Philippines Stock Exchange lost more than 10% in 2022, while common stocks trading in India recorded smaller losses. According to the Philippine Statistics Authority, nearly one in five Filipinos was living below the poverty line at the end of 2022. Pandemic lockdown measures were largely blamed for the worsening living standards in the Philippines. In India, the stock market was supported by improving corporate profits and stronger consumption. Moreover, Indian retail investors have been buying beaten-up stocks, betting on further market recovery.
The Stock Exchange of Thailand (SET) declined only 40 basis points in 2022, making it the strongest performer in the region. The country heavily depends on revenue from tourism. Thailand is fully reopened now and is attracting visitors from around the globe, and it is aiming for 80% of pre-pandemic tourism revenue within 2023.
Investment Highlights
Overview
For the year ended December 31, 2022, the China Region Fund lost 26.27%, underperforming its benchmark, the Hang Seng Composite Index (HSCI), which declined by 18.03% over the same period.
Thailand, Indonesia, India, Malaysia and the Philippines outperformed the HSCI benchmark. The Shanghai
Stock Exchange (China mainland), Taiwan and South Korea underperformed the HSCI benchmark.

China Region Fund
(unaudited)
On the sector basis, energy, financial, materials, health care, communication services, real estate and utilities outperformed, while consumer staples, industrials, consumer discretionary and information technology underperformed.
Strengths
The fund’s defensive positioning (higher cash level and exposure to Aris Gold notes) had the most positive impact on the fund’s performance relative to its benchmark.
The fund’s stock selection in the heath technology sector had the most positive effect on the fund’s performance relative to its benchmark. Shares of Sino Biopharmaceutical gained 12.92%; the company had a smaller weighting in the HSCI index.
Call options on the Invesco China Technology ETF (CQQQ) and HSBC Bank made the largest positive contributions to the performance of the fund. It was a volatile year, and the strategy to increase the fund’s exposure to technology names by purchasing call options on CQQQ worked well.
Weaknesses
The fund’s overweight position in Taiwan and stock selection in Hong Kong had the most negative impact on the fund’s performance relative to its benchmark. The Taiwanese Stock Exchange, which is heavily invested in semiconductor and technology stocks, corrected 26.9% in 2022. Taiwan is not a member of the fund’s index.
The fund’s stock selection in the electronic technology economic sector had the most negative effect on the fund’s performance relative to its benchmark. Shares of SK Hynix declined 42.60%, and
Nanya Technology Corporation lost 27.03%. Both names were not members of the HSCI index.
SK Hynix, a South Korean semiconductor producer, was the single worst contributor to the performance of USCOX. Shares lost 45.48% in 2022, and the company was not part of the HSCI index. Most Taiwanese and South Korean semiconductor stocks gave up 2021 gains in 2022.
Current Outlook
Opportunities
The MSCI Asia Pacific Index recorded strong returns at the beginning of the year in 2023, appreciating more than 20% since the most recent low that took place in October of 2022. Technically, a bull market starts when stocks gain more than 20% from the recent low. After a bigger selloff in 2022,
Asian stocks are expected to bounce back in 2023, supported by the Chinese government’s decision to remove its zero-Covid policy sooner than expected.
China dropped quarantine requirements for all passengers arriving from outside the country starting
January 8, 2023. Prior travel policy asked people to quarantine for five days in a hotel and an additional three days at home. Further easing of Covid-related measures and travel restrictions will allow the Chinese economy to grow at a faster pace.
Many Taiwanese and South Korean semiconductor stocks may have seen a bottom in 2022. At the beginning of January, Taiwan Semiconductor (TSMC), the world’s largest chipmaker, reported stronger sales in the fourth quarter, but the company announced spending in 2023 as it expects sales weakness ahead. However, TSMC indicated that the second quarter could be the revenue bottom of the year.
Threats
China’s recent steps to reopen its economy were welcomed by investors. Equities moved higher after years of a strict zero-Covid policy depressed the economy and hindered consumer sentiment. While

China Region Fund
(unaudited)
the reopening should lead to normalization of economic conditions, many predict that the relaxed
Covid restrictions will cause the medical system to overheat, and as many as 2 million people may die in China. Covid infections also may increase around the world with China passengers spreading the sickness. Shortly after travel restrictions were lifted in China at the end of 2022, Milan, Italy’s airport reported that 50% of passengers arriving from China had tested positive for Covid.
At the end of 2022, China once again staged its largest military drills around Taiwan since House
Speaker Nancy Pelosi’s visit in August. China’s military maneuvers were in response to the U.S.’s provocations after Congress authorized increased funding for weapons assistance to Taiwan, according to FactSet. Chinese President Xi remains a close ally of President Vladmir Putin despite heavy sanctions imposed on Russia after its attack on Ukraine. China may not be willing to take back Taiwan, especially with Russian forces unsuccessfully trying to grab land from Ukraine since
February 2022, but the threat of growing geopolitical tensions exists.
We believe the Chinese property market may stabilize in 2023 thanks to the government’s support and the lifting of strict anti-Covid policies, but it won’t be as hot as before. Property sales are expected to slip by a median of 8% in 2023, a Reuters survey of eight economists and analysts showed, compared to a slump of around 25% in 2022. Economic activity, household income and consumer confidence are seen rebounding in the second half.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2022
Tencent Holdings, Ltd., ADR 6.36%
Internet Content - Info
COSCO SHIPPING Holdings Co., Ltd. 5.02%
Transportation - Marine
Sino Biopharmaceutical, Ltd. 4.62%
Medical - Drugs
United Microelectronics Corp. 4.59%
Semiconductor Components - Integrated Circuit
PetroChina Co., Ltd. 4.27%
Oil Companies - Integrated
Orient Overseas International, Ltd. 4.06%
Transportation - Marine
China Coal Energy Co., Ltd. 3.72%
Coal
Aluminum Corp. of China, Ltd. 3.36%
Metal - Aluminum
Yankuang Energy Group Co., Ltd. 3.36%
Coal
Unimicron Technology Corp. 3.27%
Circuit Boards
Total Top 10 Equity Holdings 42.63%

China Region Fund
(unaudited)
Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Country Distribution*
Based on Total Investments
December 31, 2022
China 46.9%
Taiwan, Province of China 22.6%
Hong Kong 16.7%
Canada 4.5%
Italy 3.7%
Other 5.6%
Total 100.0%

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 95.29%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 40.44%
Fixed Rates:
0.12 01/12/23 $ 3,000,000 $ 2,995,138
5.34 05/28/26 2,000,000 2,000,322
Floating Rates:
(Federal Reserve Bank Effective Rate +
(0.02)% ) 4.32 05/15/23 5,000,000 5,000,952
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 4.45 01/31/23 3,800,000 3,800,801
13,797,213
Federal Home Loan Bank 44.93%
Fixed Rates:
4.50 07/20/23 3,000,000 2,999,109
3.25 08/15/23 855,000 846,947
4.30 09/26/23 2,000,000 1,992,686
4.75 10/24/23 5,000,000 4,996,319
5.00 04/25/24 1,500,000 1,498,346
5.20 10/25/24 3,000,000 2,995,529
15,328,936
U.S. Treasury Note/Bond 9.92%
Fixed Rates:
0.13 06/30/23 1,500,000 1,466,754
0.13 12/15/23 2,000,000 1,915,948
3,382,702
Investments, at value 95.29% 32,508,851
(cost $32,637,983 )
Other assets and liabilities, net 4.71% 1,608,577
Net Assets 100.00% $ 34,117,428

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds 93.91%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.62%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 188,557
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 310,324
498,881
Arizona 1.33%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 411,876
California 2.86%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 364,926
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 207,067
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 310,648
882,641
Colorado 3.71%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 780,293
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 366,505
1,146,798
Connecticut 2.14%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 239,128
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 214,634
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 207,067
660,829
Florida 4.20%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 733,546
School District of Broward County/FL, Florida,
RN 4.00 06/30/23 560,000 563,117
1,296,663
Hawaii 0.62%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 189,846

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 3.35%
Chicago Park District, Illinois, Refunding, GO
Limited, Series B 5.00 01/01/24 $ 500,000 $ 508,572
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 213,936
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 311,966
1,034,474
Indiana 1.50%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 158,581
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 128,845
Warrick County Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 174,731
462,157
Iowa 0.97%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 300,315
Kansas 0.55%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,979
Kentucky 1.81%
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 312,503
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 246,178
558,681
Louisiana 0.93%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 287,299
Massachusetts 6.74%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 250,000 258,358
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 256,250
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 577,494
Town of East Bridgewater MA, Massachusetts,
GO Limited Notes 5.00 04/28/23 687,949 691,655
Town of Lenox MA, Massachusetts, GO
Limited 2.00 06/01/23 300,000 298,277
2,082,034

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 2.27%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 391,620
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 309,639
701,259
Minnesota 1.59%
City of Springfield MN, Minnesota, GO
Unlimited 2.40 12/15/24 155,000 154,954
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 189,463
City of Thief River Falls MN, Minnesota,
Refunding, GO Unlimited 2.00 02/01/24 150,000 147,816
492,233
Mississippi 0.42%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 128,971
Missouri 0.67%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 205,895
Nevada 1.00%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 309,461
New Hampshire 0.66%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 203,513
New Jersey 3.72%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 449,386
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 5.00 12/21/23 440,000 445,188
Township of Vernon NJ, New Jersey,
Refunding, GO Unlimited 4.00 01/01/24 250,000 252,598
1,147,172
New Mexico 2.13%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 658,196

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New York 2.28%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 $ 250,000 $ 264,587
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 216,327
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 224,161
705,075
Ohio 0.94%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 291,221
Oklahoma 4.60%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 415,506
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 232,558
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 770,935
1,418,999
Oregon 1.60%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 193,739
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 176,706
Umatilla County School District No. 8R
Hermiston, Oregon, GO Unlimited
◊
3.40 06/15/23 125,000 123,188
493,633
Pennsylvania 3.08%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 328,293
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 311,455
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 310,323
950,071
South Carolina 1.06%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 326,489
South Dakota 0.45%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 135,000 138,606

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Tennessee 0.84%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 $ 250,000 $ 258,255
Texas 23.10%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 223,072
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, RB 5.00 10/01/23 275,000 279,287
City of Laredo TX Waterworks & Sewer System
Revenue, Texas, RB 5.00 03/01/23 625,000 626,870
City of Leander TX, Texas, GO Unlimited 5.00 08/15/23 965,000 977,195
County of Galveston TX, Texas, Refunding, GO
Unlimited 4.00 02/01/23 545,000 545,350
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 405,110
Fort Worth Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/23 3,920,000 3,928,622
University of Houston, Texas, Refunding, RB 5.00 02/15/24 145,000 148,409
7,133,915
Utah 1.77%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 256,905
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 291,095
548,000
Vermont 1.29%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 399,255
Virginia 2.52%
Commonwealth of Virginia, Virginia,
Refunding, GO Unlimited 5.00 06/01/23 535,000 539,555
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 237,319
776,874
Washington 4.23%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 268,680
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 153,969
State of Washington, Washington, GO
Unlimited 5.00 06/01/23 385,000 388,278

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington (cont’d)
State of Washington, Washington, Refunding,
GO Unlimited 5.00 07/01/23 $ 490,000 $ 495,074
1,306,001
Wisconsin 1.36%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 420,513
Total Municipal Bonds 28,997,080
(cost $29,187,248)
Exchange Traded Fund 3.68% Shares
JPMorgan Ultra-Short Municipal Income ETF 22,500 1,137,037
(cost $1,140,613)
Investments, at value 97.59% 30,134,117
(cost $30,327,861 )
Other assets and liabilities, net 2.41% 743,752
Net Assets 100.00% $ 30,877,869

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Luxury Goods Fund
Common Stocks 92.58% Shares Value
Apparel Manufacturers 9.67%
Burberry Group PLC 16,400 $ 398,719
Capri Holdings, Ltd.
*
9,500 544,540
Christian Dior SE 585 426,256
Hermes International 1,042 1,612,862
Kering SA, ADR 9,200 466,072
PRADA SpA 80,000 449,105
3,897,554
Athletic Footwear 4.86%
NIKE, Inc., Class B 16,750 1,959,917
Automotive - Cars & Light Trucks 18.36%
Bayerische Motoren Werke AG 19,200 1,699,873
Ferrari NV 2,029 434,652
Lucid Group, Inc.
*
13,000 88,790
Mercedes-Benz Group AG, ADR 128,714 2,104,474
NIO, Inc., ADR
*
26,000 253,500
Tesla, Inc.
*
11,255 1,386,391
Volkswagen AG 9,150 1,435,413
7,403,093
Beverages - Wine/Spirits 4.95%
Constellation Brands, Inc., Class A 5,750 1,332,563
Pernod Ricard SA 3,370 662,955
1,995,518
Casino Hotels 2.47%
MGM China Holdings, Ltd.
*
40,000 43,931
MGM Resorts International 23,500 787,955
Sands China, Ltd.
*
35,000 114,808
Wynn Macau, Ltd.
*
45,000 49,926
996,620
Cosmetics & Toiletries 3.73%
Coty, Inc., Class A
*
110,000 941,600
Shiseido Co., Ltd. 11,500 563,658
1,505,258
Cruise Lines 3.32%
Norwegian Cruise Line Holdings, Ltd.
*
53,000 648,720
Royal Caribbean Cruises, Ltd.
*
13,940 689,054
1,337,774
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Fiduciary Banks 1.45%
Northern Trust Corp. 6,600 584,034

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 $ 0
Gold Mining 3.04%
DRDGOLD, Ltd., ADR 33,000 244,200
Dundee Precious Metals, Inc. 40,000 192,319
Franco-Nevada Corp. 2,550 348,024
Royal Gold, Inc. 2,800 315,616
Torex Gold Resources, Inc.
*
11,000 126,329
1,226,488
Home Furnishings 2.27%
Tempur Sealy International, Inc. 26,700 916,611
Hotels & Motels 11.89%
Hilton Worldwide Holdings, Inc. 9,700 1,225,692
HUGO BOSS AG 14,500 838,247
Hyatt Hotels Corp., Class A
*
5,000 452,250
InterContinental Hotels Group PLC 11,700 671,332
Marriott International, Inc., Class A 10,800 1,608,012
4,795,533
Oil Companies - Exploration & Production 0.09%
NG Energy International Corp., 144A
#*∆
50,000 35,081
Platinum 0.92%
Impala Platinum Holdings, Ltd., ADR 30,000 372,600
Precious Metals 0.68%
Wheaton Precious Metals Corp. 7,000 273,560
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Resorts/Theme Parks 1.67%
Vail Resorts, Inc. 2,830 674,531
Retail - Apparel/Shoe 10.75%
Brunello Cucinelli SpA 9,100 673,318
Industria de Diseno Textil SA
*
82,500 2,191,286
Moncler SpA 13,500 717,348
Salvatore Ferragamo SpA 6,700 118,458
Zalando SE
*
18,000 633,686
4,334,096
Retail - Discount 4.19%
Costco Wholesale Corp. 3,700 1,689,050

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 3.86%
Cie Financiere Richemont SA 12,000 $ 1,555,920
Silver Mining 0.91%
Silvercorp Metals, Inc. 124,000 367,040
Textile - Apparel 3.50%
LVMH Moet Hennessy Louis Vuitton SE, ADR 9,737 1,410,599
Total Common Stocks 37,330,877
(cost $37,014,709)
Corporate Non-Convertible Bond 1.94%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.94%
Aris Gold Corp. 7.50 08/26/27 $ 790,455 780,574
(cost $790,380)
Warrants 0.06%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.04%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 16,855
Retail - Jewelry 0.02%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 7,661
Total Warrants 24,516
(cost $0 )
Investments, at value 94.58% 38,135,967
(cost $37,805,089 )
Other assets and liabilities, net 5.42% 2,185,412
Net Assets 100.00% $ 40,321,379

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Common Stocks 86.58% Shares Value
Advanced Materials/Production 2.82%
Nano One Materials Corp.
*
275,000 $ 495,569
NanoXplore, Inc.
*
550,000 1,056,130
1,551,699
Agricultural Chemicals 1.79%
CF Industries Holdings, Inc. 4,000 340,800
Nutrien, Ltd. 4,000 292,024
The Mosaic Co. 8,000 350,960
983,784
Agricultural Operations 0.47%
Wide Open Agriculture, Ltd.
*
2,000,000 259,311
Building & Construction Products - Miscellaneous 0.54%
Louisiana-Pacific Corp. 5,000 296,000
Chemicals - Diversified 0.05%
Base Carbon, Inc.
*
71,429 26,377
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Diamonds/Precious Stones 1.54%
Barksdale Resources Corp.
*
1,300,000 739,291
Lucara Diamond Corp.
*
300,000 110,783
850,074
Distribution/Wholesale 0.23%
Fox River Resources Corp.
*
1,000,000 125,554
Diversified Minerals 8.91%
Arianne Phosphate, Inc.
*
1,000,000 265,879
Bradda Head Lithium, Ltd.
*
2,000,000 198,884
Critical Elements Lithium Corp.
*
400,000 611,521
E3 Lithium, Ltd.
*
400,000 570,162
Group 6 Metals, Ltd.
*
800,000 94,513
Ion Energy, Ltd.
*
225,000 32,404
Leo Lithium, Ltd.
*
822,649 269,610
Lithium Americas Corp.
*
15,000 284,380
Lithium Ionic Corp.
*
750,000 897,341
Morella Corp., Ltd.
*
13,333,334 108,727
Nio Strategic Metals, Inc.
*
3,325,000 153,480
Nio Strategic Metals, Inc., 144A
#∆
362,069 16,713
Northern Graphite Corp.
*
675,000 241,784
Piedmont Lithium, Inc.
*
10,000 440,200
Salazar Resources, Ltd.
*
3,000,000 276,957
Standard Lithium, Ltd.
*
75,000 221,250
VR Resources, Ltd.
*
1,000,000 84,934

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Wolfden Resources Corp.
*
1,000,000 $ 138,479
4,907,218
Energy - Alternate Sources 0.80%
Canadian Solar, Inc.
*
10,000 309,000
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 132,939
441,939
Enterprise Software/Services 4.02%
Abaxx Technologies, Inc.
*
1,000,000 1,846,381
Base Carbon, Inc.
*
1,000,000 369,276
2,215,657
Food - Miscellaneous/Diversified 0.26%
Burcon NutraScience Corp.
*
500,000 142,171
Forestry 0.53%
West Fraser Timber Co., Ltd. 4,000 288,833
Gold Mining 3.79%
Arena Minerals, Inc.
*
500,000 206,795
Corona Minerals, Ltd.
#*@
5,000 0
Critical Resources, Ltd.
*
3,500,000 102,499
EnviroGold Global, Ltd., 144A
#*∆
75,000 9,971
Firefinch, Ltd.
#*@
1,000,000 95,319
Ionic Rare Earths, Ltd.
*
7,500,000 166,519
K92 Mining, Inc.
*
100,000 566,470
OceanaGold Corp.
*
125,000 238,183
Royal Road Minerals, Ltd.
*
5,500,000 467,134
Silver Tiger Metals, Inc.
*
750,000 152,326
Western Atlas Resources, Inc.
*
3,000,000 83,087
2,088,303
Industrial Gases 1.19%
Linde PLC 2,000 652,360
Investment Companies 1.21%
Contango Holdings PLC
*
10,602,248 668,168
Machinery - Electric Utilities 1.04%
Bloom Energy Corp., Class A
*
30,000 573,600
Metal - Copper 1.29%
Arizona Sonoran Copper Co., Inc.
*
400,000 567,208
Kutcho Copper Corp.
*
850,000 141,248
708,456

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 20.48%
Bell Copper Corp.
*
1,000,000 $ 96,012
Centaurus Metals, Ltd.
*
1,500,000 1,136,779
Chakana Copper Corp.
*
483,494 32,138
Churchill Resources, Inc.
*
599,587 42,069
Electra Battery Materials Corp.
*
83,333 138,480
Electra Battery Materials Corp., 144A
#∆
55,555 92,318
Filo Mining Corp.
*
310,000 5,320,827
Galway Metals, Inc.
*
500,000 83,087
GoviEx Uranium, Inc., 144A
#*∆
58,000 7,710
Ivanhoe Electric, Inc./US
*
7,002 85,074
Ivanhoe Mines, Ltd.
*
450,000 3,556,130
Lynas Rare Earths, Ltd.
*
45,000 237,218
Nubian Resources, Ltd.
*
250,000 20,310
Orsu Metals Corp., 144A
#*∆
14,761 273
Silver X Mining Corp.
*
355,000 99,631
Sovereign Metals, Ltd.
*
600,000 162,433
Vox Royalty Corp. 70,000 162,334
11,272,823
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.94%
Cordoba Minerals Corp.
*
58,823 23,677
Defense Metals Corp.
*
2,000,000 310,192
Talon Metals Corp.
*
500,000 182,792
516,661
Natural Resource Technology 0.22%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741
Non-Ferrous Metals 4.24%
Encore Energy Corp.
*
300,000 709,010
Energy Fuels, Inc./Canada
*
80,000 496,800
Euro Manganese, Inc.
*
1,000,000 240,860
InZinc Mining, Ltd.
*
2,000,000 36,928
Nova Royalty Corp.
*
500,000 557,607
Premium Nickel Resources, Ltd.
*
250,000 295,421
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
2,336,626
Oil - Field Services 3.18%
Halliburton Co. 20,000 787,000
Liberty Energy, Inc. 20,000 320,200
Schlumberger, Ltd. 12,000 641,520
1,748,720

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - US Royalty Trusts 11.10%
Black Stone Minerals LP 85,000 $ 1,433,950
Deterra Royalties, Ltd. 200,000 619,278
Kimbell Royalty Partners LP 55,000 918,500
PrairieSky Royalty, Ltd. 15,000 240,399
Sabine Royalty Trust 26,500 2,264,425
Viper Energy Partners LP 20,000 635,800
6,112,352
Oil Companies - Exploration & Production 5.73%
ConocoPhillips 5,000 590,000
Freehold Royalties, Ltd. 45,000 526,108
New Stratus Energy, Inc.
*
1,888,500 251,056
NG Energy International Corp., 144A
#*∆
200,000 140,325
Occidental Petroleum Corp. 10,000 629,900
Range Resources Corp. 20,000 500,400
Source Rock Royalties, Ltd. 500,000 280,650
Topaz Energy Corp. 15,000 234,084
3,152,523
Oil Companies - Integrated 1.63%
Equinor ASA, ADR 25,000 895,250
Oil Refining & Marketing 1.33%
Phillips 66 4,000 416,320
Valero Energy Corp. 2,500 317,150
733,470
Pipelines 2.04%
Cheniere Energy, Inc. 7,500 1,124,700
Platinum 0.17%
Clean Air Metals, Inc.
*
1,000,000 96,012
Precious Metals 1.72%
Brixton Metals Corp.
*
2,000,000 443,131
Nova Minerals, Ltd.
*
500,000 230,133
Polarx, Ltd.
*
20,700,000 274,177
947,441
Real Estate Operating/Development 0.86%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,000,000 472,674
472,674
REITS - Diversified 1.70%
PotlatchDeltic Corp. REIT 10,000 439,900
Rayonier, Inc. REIT 15,000 494,400
934,300

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.50%
Mene, Inc.
*
750,000 $ 276,957
Silver Mining 0.26%
Vizsla Silver Corp.
*
125,000 143,095
Total Common Stocks 47,663,849
(cost $88,779,445)
Preferred Stock 0.62% Rate
Chemicals - Specialty 0.62%
5E Advanced Materials, Inc.
*
0.00% 425,000 341,736
(cost $646,158)
Corporate Non-Convertible Bonds 2.75%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.74%
Aris Gold Corp. 7.50 08/26/27 $ 971,131 958,992
Oil Companies - Exploration & Production 1.01%
NG Energy International Corp.
#
8.00 04/30/27 750,000 553,914
Total Corporate Non-Convertible Bonds 1,512,906
(cost $1,558,241)
Warrants 0.29%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.00%
Bradda Head Lithium, Ltd., 144A
#*@∆
$ 0.21 04/19/24 2,000,000 0
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
0
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 10,113
Mining Services 0.13%
Aris Mining Corp.
*
2.75 07/29/25 370,889 72,589
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Norzinc, Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Oil Companies - Exploration & Production 0.14%
NG Energy International Corp.
*
$ 1.40 05/20/27 300,000 $ 34,343
Source Rock Royalties, Ltd.
*
1.25 03/01/24 1,250,000 41,543
75,886
Silver Mining 0.00%
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 0
Total Warrants 158,588
(cost $94,582 )
Call Options Purchased 0.16%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.08%
Barrick Gold Corp. $ 25.00 01/23 $ 2,755,000 1,102 1,102
Barrick Gold Corp. 18.00 01/23 3,013,200 1,674 46,872
Newmont Corp. 82.50 01/23 3,465,000 420 420
48,394
Metal - Diversified 0.00%
Sovereign Metals, Ltd., 144A
#@∆
0.08 05/23 2,400,000 300,000 0
Precious Metals 0.08%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 375,000 75 1,050
Hecla Mining Co. 5.00 01/23 315,000 630 42,525
43,575
Total Purchased Call Options 91,969
(premiums paid $750,645 )
Investments, at value 90.40% 49,769,048
(cost $91,829,071 )
Other assets and liabilities, net 9.60% 5,284,090
Net Assets 100.00% $ 55,053,138

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Common Stocks 96.93% Shares Value
Advanced Materials/Production 9.09%
Nano One Materials Corp.
*
2,750,000 $ 4,955,687
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 212
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 3.21%
Barksdale Resources Corp.
*
3,000,000 1,706,056
Northern Superior Resources, Inc.
*
134,415 42,191
1,748,247
Diversified Minerals 5.02%
Ascot Resources, Ltd., 144A
#*∆
6,412 2,463
Chesser Resources, Ltd.
*
250,000 14,479
Desert Gold Ventures, Inc.
*
750,000 33,235
E79 Resources Corp.
*
2,000,000 214,180
Erdene Resource Development Corp.
*
600,000 126,292
Gossan Resources, Ltd.
*
1,250,000 50,775
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 144,018
Kootenay Resources, Inc.
#*@
40,000 2,954
Max Resource Corp.
*
2,050,000 355,798
Minaurum Gold, Inc.
*
1,000,000 132,939
Musgrave Minerals, Ltd.
*
1,500,000 214,931
NGEX Minerals, Ltd.
*
100,000 227,474
Northern Graphite Corp.
*
1,000,000 358,198
St. Anthony Gold Corp.
*
1,967,105 138,017
VR Resources, Ltd.
*
1,500,000 127,400
Waraba Gold, Ltd.
*
2,155,000 270,569
Waraba Gold, Ltd., 144A
#∆
655,000 82,238
Western Exploration, Inc.
*
250,000 240,030
2,735,990
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
8,039 14,843
Financial Services 0.00%
Tokens.com Corp., 144A
#*∆
11,123 1,027
Gold Mining 38.20%
Adamera Minerals Corp.
*
5,470,000 272,692
Adamera Minerals Corp., 144A
#∆
119,543 5,959
Alamos Gold, Inc. 80,000 808,800
Allegiant Gold, Ltd.
*
750,000 108,013
Alpha Exploration, Ltd.
*
350,000 180,945

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Amilot Capital, Inc., 144A
#*@∆
410,000 $ 4,542
Angold Resources, Ltd.
*
500,000 9,232
Angus Gold, Inc.
*
250,000 147,710
Asante Gold Corp.
*
600,000 607,090
Awale Resources, Ltd.
*
1,300,000 115,214
Bellevue Gold, Ltd.
*
575,000 445,976
Black Cat Syndicate, Ltd.
*
2,000,000 487,086
Black Dragon Gold Corp.
*
2,500,000 66,111
Cabral Gold, Inc.
*
500,000 49,852
Cassiar Gold Corp.
*
198,000 78,966
Centamin PLC 575,000 785,752
Compass Gold Corp.
*
2,000,000 110,783
Contact Gold Corp.
*
5,000,000 92,319
Corona Minerals, Ltd.
#*@
81,250 0
Faraday Copper Corp., 144A
#*∆
43,500 17,349
Felix Gold, Ltd.
*
1,500,000 105,514
Freegold Ventures, Ltd.
*
200,000 67,208
G2 Goldfields, Inc.
*
500,000 254,801
Gold Bull Resources Corp.
*
1,000,000 40,620
Goldshore Resources, Inc.
*
1,000,000 180,945
Heliostar Metals, Ltd.
#*@
1,230,000 231,647
HighGold Mining, Inc.
*
375,000 191,100
K92 Mining, Inc.
*
800,000 4,531,758
Karus Gold Corp.
#*@
375,000 96,935
Kesselrun Resources, Ltd.
*~
5,000,000 221,566
Kore Mining, Ltd.
*
437,500 12,925
Lion One Metals, Ltd.
*
500,000 365,583
Loncor Gold, Inc.
*
2,200,000 519,941
Maple Gold Mines, Ltd.
*
1,000,000 129,247
Mawson Gold, Ltd.
*
625,000 103,859
McEwen Mining, Inc.
*
13,476 79,226
Moneta Gold, Inc.
*
100,000 109,306
Montage Gold Corp.
*
250,000 123,708
Newmont Corp. 20,000 944,000
NV Gold Corp.
*
1,000,000 51,699
Omai Gold Mines Corp.
*
3,000,000 144,018
Radisson Mining Resources, Inc.
*
8,100,000 837,518
Radius Gold, Inc., 144A
#*∆
125,000 17,541
Red Pine Exploration, Inc.
*
500,000 107,090
Reunion Gold Corp.
*
4,000,000 1,240,768
Roscan Gold Corp.
*
1,500,000 188,331
Royal Road Minerals, Ltd.
*
1,500,000 127,400
Sanu Gold Corp.
*
185,000 38,257
Sanu Gold Corp., 144A
#∆
700,000 144,756
Scottie Resources Corp.
*
1,750,000 342,504
Silver Tiger Metals, Inc.
*
1,000,000 203,102
Skeena Resources, Ltd.
*
100,000 532,496

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Southern Gold, Ltd.
*
10,000,000 $ 169,436
Storm Exploration, Inc.
*
2,150,000 55,576
Strikepoint Gold, Inc.
*
2,750,000 182,792
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
1,152,000 714,682
Trillium Gold Mines, Inc.
*
250,000 37,851
TriStar Gold, Inc.
*~
28,800,000 2,658,789
Viva Gold Corp.
*
500,000 51,699
Westhaven Gold Corp.
*
1,000,000 269,572
20,820,157
Metal - Copper 0.73%
Arizona Sonoran Copper Co., Inc.
*
100,000 141,802
Meridian Mining UK Societas
*
500,000 125,554
Sun Summit Minerals Corp.
*
1,250,000 129,247
396,603
Metal - Diversified 9.47%
Amex Exploration, Inc.
*
500,000 627,770
Argent Minerals, Ltd.
*
20,000,000 192,258
Aurion Resources, Ltd.
*
750,000 332,349
Auteco Minerals, Ltd.
*
17,500,000 607,849
Blackwolf Copper and Gold, Ltd.
*
1,000,000 184,638
Cartier Resources, Inc.
*
750,000 54,007
Chakana Copper Corp.
*
1,416,506 94,155
De Grey Mining, Ltd.
*
250,000 220,166
Ivanhoe Mines, Ltd.
*
300,000 2,370,753
Kaizen Discovery, Inc.
*
800,000 81,241
New Age Metals, Inc., 144A
#*∆
143,518 6,360
Nubian Resources, Ltd.
*
500,000 40,620
Orex Minerals, Inc.
*
7,000,000 180,945
Orsu Metals Corp., 144A
#*∆
186,922 3,451
Rockcliff Metals Corp., 144A
#*∆
873,333 12,900
RTG Mining, Inc.
*
3,000,000 96,939
Sirios Resources, Inc.
*
1,000,000 51,699
5,158,100
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0
Mining Services 0.94%
Cordoba Minerals Corp.
*
58,823 23,677
Orexplore Technologies, Ltd.
*
267,284 16,366
Summa Silver Corp.
*
800,000 472,674
512,717

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 0.44%
InZinc Mining, Ltd.
*
2,000,000 $ 36,927
ValOre Metals Corp.
*
1,000,000 203,102
240,029
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.35%
Imdex , Ltd. 125,000 188,163
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 714
Platinum 0.71%
Clean Air Metals, Inc.
*
2,200,000 211,226
Platinum Group Metals, Ltd.
*
100,000 175,037
386,263
Precious Metals 20.59%
Amani Gold, Ltd.
*
54,500,000 37,106
Arizona Metals Corp.
*
1,000,000 3,183,161
Barsele Minerals Corp.
*~
7,548,000 1,505,140
Brixton Metals Corp.
*
3,000,000 664,697
Canex Metals, Inc.
*
3,250,000 228,028
Capitan Mining, Inc.
*
1,100,000 186,854
Denarius Metals Corp.
*
75,000 31,573
Dolly Varden Silver Corp.
*
3,510,000 2,333,087
E2 Metals, Ltd.
*
1,000,000 106,078
GFG Resources, Inc.
*
5,000,000 369,276
Gold Terra Resource Corp.
*
2,500,000 295,421
Gold79 Mines, Ltd.
*
6,500,000 120,015
GR Silver Mining, Ltd.
*
1,500,000 127,400
Imperial Mining Group, Ltd.
*
500,000 34,158
MacDonald Mines Exploration, Ltd.
*
300,000 14,402
Magna Gold Corp.
*
1,500,000 33,235
Millennial Precious Metals Corp.
*
2,000,000 295,421
Olive Resource Capital, Inc.
*
4,000,000 118,168
Paramount Gold Nevada Corp.
*
170,000 58,650
Polarx , Ltd.
*
41,935,555 555,447
Silver Viper Minerals Corp.
*
2,500,000 313,885
Stillwater Critical Minerals Corp.
*
2,000,000 288,036
Visionary Gold Corp.
*
1,500,000 33,235
Xali Gold Corp., 144A
#*∆
4,875,000 288,036
11,220,509

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 1.89%
Fremont Gold, Ltd.
*
400,000 $ 29,542
Mammoth Resources Corp.
*~
5,500,000 121,861
Revival Gold, Inc.
*
1,750,000 827,179
TDG Gold Corp.
*
270,000 53,840
1,032,422
Retail - Jewelry 1.43%
Mene , Inc.
*
2,115,000 781,019
Silver Mining 4.83%
Aya Gold & Silver, Inc.
*
100,000 666,174
FireFox Gold Corp.
*
500,000 33,235
Kootenay Silver, Inc.
*
1,000,000 118,168
Metallic Minerals Corp.
*
1,000,000 169,867
Reyna Silver Corp.
*
360,000 103,693
Southern Silver Exploration Corp.
*
1,750,000 252,031
Vizsla Silver Corp.
*
1,125,000 1,287,851
2,631,019
Total Common Stocks 52,823,721
(cost $86,971,298)
Corporate Non-Convertible Bond 1.80%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.80%
Aris Gold Corp. 7.50 08/26/27 $ 993,716 981,295
(cost $993,716)
Warrants 0.19%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Waraba Gold, Ltd., 144A
#*@∆
0.30 05/07/23 1,500,000 0
0
Gold Mineral Exploration & Development 0.00%
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
1.05 06/08/24 99,000 0
Gold Mountain Mining Corp., 144A
#*@∆
1.75 04/21/24 50,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Metal - Copper 0.00%
Sun Summit Minerals Corp., 144A
#*@∆
$ 0.90 07/31/23 125,000 $ 0
Metal - Diversified 0.00%
Novo Resources Corp.
*
4.40 08/27/23 112,500 1,662
Metals & Mining 0.00%
St. Anthony Gold Corp., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.19%
Aris Mining Corp.
*
2.75 07/29/25 520,000 101,772
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 0
0
Total Warrants 103,434
(cost $62,611 )
Call Options Purchased 0.17%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.09%
Barrick Gold Corp. $ 25.00 01/23 $ 3,937,500 1,575 1,575
Barrick Gold Corp. 18.00 01/23 2,943,000 1,635 45,780
Newmont Corp. 82.50 01/23 4,331,250 525 525
47,880
Precious Metals 0.08%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 375,000 75 1,050
Hecla Mining Co. 5.00 01/23 341,000 682 46,035
47,085
Total Purchased Call Options 94,965
(premiums paid $933,462 )
Investments, at value 99.09% 54,003,415
(cost $88,961,087 )
Other assets and liabilities, net 0.91% 496,459
Net Assets 100.00% $ 54,499,874

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Gold and Precious Metals Fund
Common Stocks 88.22% Shares Value
Applications Software 0.45%
Chrysos Corp., Ltd.
*
250,000 $ 499,331
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 2,875
Diamonds/Precious Stones 0.24%
Lucara Diamond Corp.
*
700,000 258,493
Diversified Minerals 1.84%
Alkane Resources, Ltd.
*
1,000,000 365,316
Caledonia Mining Corp. PLC 25,000 310,000
Leo Lithium, Ltd.
*
4,114,694 1,348,522
2,023,838
Enterprise Software/Services 0.18%
Abaxx Technologies, Inc.
*
109,000 201,256
Gold Mining 50.43%
Agnico Eagle Mines, Ltd. 35,000 1,819,650
Alamos Gold, Inc. 440,000 4,448,400
AngloGold Ashanti, Ltd., ADR 35,000 679,700
Argonaut Gold, Inc.
*
1,000,000 384,047
Black Cat Syndicate, Ltd.
*
4,393,940 1,070,112
Bonterra Resources, Inc.
*
300,000 65,362
Centamin PLC 3,275,000 4,475,368
DRDGOLD, Ltd., ADR 165,000 1,221,000
Eldorado Gold Corp.
*
125,000 1,045,000
Firefinch , Ltd.
#*@
5,000,000 476,595
Franco-Nevada Corp. 20,000 2,729,600
GoGold Resources, Inc.
*
1,200,000 1,923,191
Gold Resource Corp. 1,000,000 1,530,000
Harmony Gold Mining Co., Ltd., ADR 500,000 1,700,000
i-80 Gold Corp.
*
500,000 1,395,864
IAMGOLD Corp.
*
500,000 1,290,000
K92 Mining, Inc.
*
2,250,000 12,745,569
Lundin Gold, Inc. 200,000 1,954,210
Mineros SA 3,400,000 1,757,755
Newmont Corp. 25,000 1,180,000
Northern Star Resources, Ltd. 100,000 748,332
OceanaGold Corp.
*
1,200,000 2,286,558
Pantoro , Ltd.
*
9,000,000 594,064
Petropavlovsk PLC
#*@
4,886,855 0
Resolute Mining, Ltd.
*
6,939,380 938,373
Royal Gold, Inc. 10,000 1,127,200
Signal Gold, Inc.
*
2,000,000 472,674
Silver Lake Resources, Ltd.
*
1,000,000 814,032
Superior Gold, Inc.
*
3,500,000 607,459

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Torex Gold Resources, Inc.
*
115,000 $ 1,320,716
Yamana Gold, Inc. 490,000 2,719,500
55,520,331
Metal - Diversified 8.96%
Aclara Resources, Inc.
*
137,400 32,473
Filo Mining Corp.
*
40,000 686,558
Ivanhoe Mines, Ltd.
*
350,000 2,765,879
Mandalay Resources Corp.
*
499,200 1,117,117
Silver X Mining Corp.
*~
8,000,000 2,245,199
Vox Royalty Corp. 1,300,000 3,014,771
9,861,997
Mining Services 2.06%
Capital, Ltd. 575,000 673,780
Empress Royalty Corp.
*
2,000,000 590,842
Orexplore Technologies, Ltd.
*
1,007,351 61,682
Star Royalties, Ltd.
*
3,500,000 943,501
2,269,805
Oil & Gas Drilling 2.75%
DDH1, Ltd. 5,000,000 3,021,623
Oil Field Machinery & Equipment 0.99%
Imdex , Ltd. 725,000 1,091,343
Platinum 4.51%
Impala Platinum Holdings, Ltd. 200,000 2,513,374
Sibanye Stillwater, Ltd., ADR 230,000 2,451,800
4,965,174
Precious Metals 4.09%
EMX Royalty Corp.
*
1,250,000 2,307,976
Magna Gold Corp.
*
1,040,000 23,043
SilverCrest Metals, Inc.
*
200,000 1,196,455
Wheaton Precious Metals Corp. 25,000 977,000
4,504,474
Real Estate Operating/Development 1.47%
Emerald Resources NL
*
2,000,000 1,617,484
Retail - Jewelry 2.26%
Mene , Inc.
*
1,025,000 378,508
Mene , Inc., 144A
#∆
5,714,285 2,110,150
2,488,658

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 7.99%
Aya Gold & Silver, Inc.
*
1,000,000 $ 6,661,743
Fortuna Silver Mines, Inc.
*
250,000 939,808
Santacruz Silver Mining, Ltd.
*
4,000,000 1,196,455
8,798,006
Total Common Stocks 97,124,688
(cost $88,069,734)
Corporate Non-Convertible Bonds 3.46%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.46%
Aris Gold Corp. 7.50 08/26/27 3,862,780 3,814,495
Total Corporate Non-Convertible Bonds 3,814,495
(cost $4,348,521)
Warrants 0.26%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 26,968
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0
Mining Services 0.23%
Aris Mining Corp.
*
2.75 07/29/25 1,274,000 249,343
Empress Royalty Corp.
*
0.75 03/25/23 625,000 4,616
253,959
Total Warrants 280,927
(cost $0 )
Call Options Purchased 0.17%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.09%
Barrick Gold Corp. $ 25.00 01/23 $ 7,217,500 2,887 2,887
Barrick Gold Corp. 18.00 01/23 5,527,800 3,071 85,988
Newmont Corp. 82.50 01/23 21,656,250 2,625 2,625
91,500

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Gold and Precious Metals Fund
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Precious Metals 0.08%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF $ 50.00 01/23 $ 1,350,000 270 $ 3,780
Hecla Mining Co. 5.00 01/23 643,000 1,286 86,805
90,585
Total Purchased Call Options 182,085
(premiums paid $2,849,938 )
Investments, at value 92.11% 101,402,195
(cost $95,268,193 )
Other assets and liabilities, net 7.89% 8,687,292
Net Assets 100.00% $ 110,089,487

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Emerging Europe Fund
Common Stocks 80.45% Shares Value
Airlines 2.71%
Turk Hava Yollari AO
*
42,500 $ 320,148
Appliances 0.28%
Vestel Beyaz Esya Sanayi ve Ticaret AS 45,000 33,174
Automotive - Cars & Light Trucks 1.76%
Ford Otomotiv Sanayi AS 5,200 145,666
Volkswagen AG 400 62,750
208,416
Beverages - Non-alcoholic 0.37%
Anadolu Efes Biracilik Ve Malt Sanayii AS 12,000 43,420
Building - Heavy Construction 1.10%
Budimex SA 2,000 130,076
Cellular Telecommunication 1.11%
Turkcell Iletisim Hizmetleri AS 65,000 131,060
Chemicals - Fibers 1.58%
Aksa Akrilik Kimya Sanayii AS 38,000 186,265
Coal 1.78%
Jastrzebska Spolka Weglowa SA
*
15,700 210,794
Commercial Banks Non-US 17.38%
Akbank TAS 270,000 282,118
Alior Bank SA
*
26,500 208,398
Alpha Services and Holdings SA
*
230,000 246,158
Banca Transilvania SA 20,000 86,060
Bank Handlowy w Warszawie SA 2,000 34,601
Bank Polska Kasa Opieki SA 12,500 248,669
Eurobank Ergasias Services and Holdings SA
*
220,000 247,799
National Bank of Greece SA
*
33,000 132,333
OTP Bank Nyrt 12,800 347,790
Powszechna Kasa Oszczednosci Bank Polski SA 27,000 187,399
Yapi ve Kredi Bankasi AS
*
50,000 31,719
2,053,044
Computer Services 1.69%
Asseco Poland SA 12,000 199,401
Diversified Manufacturing Operations 1.07%
Siemens AG
*
920 126,823

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Diversified Operations 3.29%
Haci Omer Sabanci Holding AS 20,000 $ 48,278
KOC Holding AS 76,000 340,962
389,240
E-Commerce/Products 2.10%
Allegro.eu SA, 144A
*∆
43,000 248,177
Electric - Integrated 2.54%
PGE Polska Grupa Energetyczna SA
*
190,000 299,788
Finance - Other Services 2.25%
KRUK SA 3,750 265,495
Food - Retail 3.14%
AG Anadolu Grubu Holding AS 6,500 38,361
Dino Polska SA, 144A
*∆
1,500 128,827
Migros Ticaret AS
*
26,000 203,752
370,940
Housewares 2.25%
Turkiye Sise ve Cam Fabrikalari AS 116,000 265,278
Investment Companies 0.02%
Sunrisemezz PLC
*
22,142 2,685
Medical - Drugs 1.95%
Richter Gedeon Nyrt 10,400 230,938
Metal - Diversified 0.35%
Koza Anadolu Metal Madencilik Isletmeleri AS
*
12,000 34,059
Orsu Metals Corp., 144A
#*∆
402,500 7,432
41,491
Oil Companies - Exploration & Production 0.76%
Societatea Nationala de Gaze Naturale ROMGAZ SA 11,000 89,776
Oil Companies - Integrated 6.31%
Gazprom Neft PJSC
#@
7,370 0
MOL Hungarian Oil & Gas PLC 72,200 503,181
OMV Petrom SA 2,665,000 242,189
745,370
Oil Refining & Marketing 8.24%
HELLENIQ ENERGY HOLDINGS S.A. 8,200 66,623
Motor Oil Hellas Corinth Refineries SA 11,000 256,198
Polski Koncern Naftowy ORLEN SA 26,062 382,885
Turkiye Petrol Rafinerileri AS
*
9,450 267,819
973,525

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Pipelines 0.33%
Dogan Sirketler Grubu Holding AS 70,000 $ 39,505
Property/Casualty Insurance 4.81%
Powszechny Zaklad Ubezpieczen SA 70,000 568,462
Regional Banks - Non US 1.65%
Moneta Money Bank AS 58,000 195,074
Retail - Automobile 0.45%
Dogus Otomotiv Servis ve Ticaret AS 5,000 52,596
Retail - Toy Store 2.22%
JUMBO SA 15,300 262,409
Telecom Services 4.02%
Orange Polska SA 161,000 244,868
Turk Telekomunikasyon AS 175,000 229,616
474,484
Telephone - Integrated 2.18%
Hellenic Telecommunications Organization SA 16,500 257,715
Transportation - Marine 0.76%
AP Moller - Maersk A/S, Class A 41 90,358
Total Common Stocks 9,505,927
(cost $9,262,036)
Corporate Non-Convertible Bond 3.77%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.77%
Aris Gold Corp. 7.50 08/26/27 $ 451,688 446,042
(cost $451,688)
Exchange Traded Funds 1.65% Shares
Global X MSCI Greece ETF 5,000 133,200
iShares MSCI Poland ETF 4,000 61,840
Total Exchange Traded Funds 195,040
(cost $162,745)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
Emerging Europe Fund
Warrant 0.17%
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.17%
Aris Mining Corp.
*
$ 2.75 07/29/25 100,000 $ 19,572
(cost $0 )
Call Options Purchased 0.59%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.00%
VanEck Russia ETF
#@
$ 16.00 01/23 $ 1,600,000 1,000 0
Oil Companies - Integrated 0.59%
BP PLC 34.00 01/23 340,000 100 15,350
Exxon Mobil Corp. 110.00 01/23 550,000 50 16,250
TotalEnergies SE 60.00 01/23 600,000 100 38,000
69,600
Total Purchased Call Options 69,600
(premiums paid $394,703 )
Investments, at value 86.63% 10,236,181
(cost $10,271,172 )
Other assets and liabilities, net 13.37% 1,579,218
Net Assets 100.00% $ 11,815,399

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
China Region Fund
Common Stocks 81.13% Shares Value
Apparel Manufacturers 3.21%
PRADA SpA 36,000 $ 202,097
Automotive - Cars & Light Trucks 1.96%
Great Wall Motor Co., Ltd., Class H 96,000 123,669
Casino Hotels 0.36%
Sands China, Ltd.
*
7,000 22,962
Chemicals - Diversified 1.04%
Dongyue Group, Ltd. 60,000 65,715
Chemicals - Other 0.20%
Foosung Co., Ltd.
*
1,500 12,754
Chemicals - Specialty 3.07%
Daqo New Energy Corp., ADR
*
3,175 122,587
Fufeng Group, Ltd. 117,000 70,962
193,549
Circuit Boards 3.27%
Unimicron Technology Corp. 53,000 205,756
Coal 7.84%
China Coal Energy Co., Ltd. 289,000 234,652
Shougang Fushan Resources Group, Ltd. 150,000 47,840
Yankuang Energy Group Co., Ltd. 69,500 211,394
493,886
Commercial Banks Non-US 3.09%
Chang Hwa Commercial Bank, Ltd. 350,000 195,014
Computers - Memory Devices 1.52%
ASPEED Technology, Inc. 1,760 96,076
Distribution/Wholesale 0.81%
LX INTERNATIONAL CORP.
*
1,900 51,186
E-Commerce/Products 0.88%
Alibaba Group Holding, Ltd., ADR
*
630 55,497
Electronic Components - Semiconductors 2.75%
ASE Technology Holding Co., Ltd. 57,000 173,188
Entertainment Software 2.26%
NetEase , Inc. 9,800 142,139
Internet Content - Entertainment 2.27%
NCSoft Corp.
*
400 142,890

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
China Region Fund
Common Stocks (cont’d) Shares Value
Internet Content - Info 7.67%
Meituan , Class B
*
3,724 $ 82,508
Tencent Holdings, Ltd., ADR 9,465 400,938
483,446
Machinery - General Industrial 0.39%
LK Technology Holdings, Ltd. 30,000 24,492
Medical - Drugs 4.62%
Sino Biopharmaceutical, Ltd. 500,000 291,160
Metal - Aluminum 3.36%
Aluminum Corp. of China, Ltd. 500,000 211,586
Motorcycle/Motor Scooter 0.27%
Niu Technologies, ADR
*
3,200 16,736
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Oil Companies - Exploration & Production 0.55%
United Energy Group, Ltd. 350,000 34,487
Oil Companies - Integrated 4.27%
PetroChina Co., Ltd. 589,000 269,051
Semiconductor Components - Integrated Circuit 8.86%
Global Unichip Corp. 5,200 107,523
Taiwan Semiconductor Manufacturing Co., Ltd., ADR 810 60,337
Taiwan Semiconductor Manufacturing Co., Ltd. 7,000 101,664
United Microelectronics Corp. 220,000 289,055
558,579
Tools - Hand Held 1.13%
Chervon Holdings, Ltd. 13,000 71,372
Transportation - Marine 13.09%
COSCO SHIPPING Holdings Co., Ltd. 311,500 316,652
Orient Overseas International, Ltd. 14,200 255,933
Pacific Basin Shipping, Ltd. 200,000 67,377
SITC International Holdings Co., Ltd. 83,500 185,073
825,035
Transportation - Services 2.39%
ZTO Express Cayman, Inc., ADR 5,600 150,472
Total Common Stocks 5,112,794
(cost $6,191,072)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2022
China Region Fund
Corporate Non-Convertible Bond 3.75%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 3.75%
Aris Gold Corp. 7.50 08/26/27 $ 239,394 $ 236,402
(cost $239,372)
Warrant 0.16%
Exercise
Price
Exp.
Date Shares
Mining Services 0.16%
Aris Mining Corp.
*
$ 2.75 07/29/25 52,000 10,177
(cost $0 )
Call Options Purchased 1.20%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund - China 0.73%
Direxion Daily FTSE China Bull 3X
Shares ETF $ 150.00 01/23 $ 300,000 20 20
Invesco China Technology ETF 39.00 03/23 292,500 75 45,750
45,770
E-Commerce/Products 0.01%
Alibaba Group Holding, Ltd. 135.00 01/23 1,080,000 80 320
Entertainment Software 0.46%
NetEase , Inc. 75.00 03/23 375,000 50 29,250
Total Purchased Call Options 75,340
(premiums paid $102,564 )
Investments, at value 86.24% 5,434,713
(cost $6,533,008 )
Other assets and liabilities, net 13.76% 867,260
Net Assets 100.00% $ 6,301,973

Notes to Portfolios of Investments
December 31, 2022

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2022.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at December 31, 2022, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2022, were 0.00% of Global Luxury Goods Fund, 0.39% of
Global Resources Fund, 0.62% of World Precious Minerals Fund, 0.43% of Gold And Precious
Metals Fund, 0.00% of Emerging Europe Fund and 0.00% of China Region Fund, respectively.
See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2022 amounted to
$35,081, 0.09%, of Global Luxury Goods Fund, $388,051, 0.70%, of Global Resources Fund,
$587,336, 1.08%, of World Precious Minerals Fund, $2,110,150, 1.92%, of Gold And Precious
Metals Fund, $384,436, 3.25%, of Emerging Europe Fund and $0, 0.00%, of China Region
Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
RN Revenue Note
REIT Real Estate Investment Trust

Notes to Portfolios of Investments
December 31, 2022

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments
December 31, 2022

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of December 31,
2022, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 32,508,851 $ – $ 32,508,851
Investments, at Value $ – $ 32,508,851 $ – $ 32,508,851
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 28,997,080 $ – $ 28,997,080
Exchange Traded Fund 1,137,037 – – 1,137,037
Investments, at Value $ 1,137,037 $ 28,997,080 $ – $ 30,134,117
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,010,612 $ 2,886,942 $ – $ 3,897,554
Athletic Footwear 1,959,917 – – 1,959,917
Automotive - Cars & Light
Trucks 4,267,807 3,135,286 – 7,403,093
Beverages - Wine/Spirits 1,332,563 662,955 – 1,995,518
Casino Hotels 787,955 208,665 – 996,620
Cosmetics & Toiletries 941,600 563,658 – 1,505,258
Cruise Lines 1,337,774 – – 1,337,774

Notes to Portfolios of Investments
December 31, 2022

Global Luxury Goods Fund
Common Stocks (continued)
Energy - Alternate Sources $ – $ – $ 0 $ 0
Fiduciary Banks 584,034 – – 584,034
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,226,488 – – 1,226,488
Home Furnishings 916,611 – – 916,611
Hotels & Motels 3,285,954 1,509,579 – 4,795,533
Oil Companies - Exploration
& Production 35,081 – – 35,081
Platinum 372,600 – – 372,600
Precious Metals 273,560 – – 273,560
Real Estate Operating/
Development – – 0 0
Resorts/Theme Parks 674,531 – – 674,531
Retail - Apparel/Shoe – 4,334,096 – 4,334,096
Retail - Discount 1,689,050 – – 1,689,050
Retail - Jewelry – 1,555,920 – 1,555,920
Silver Mining 367,040 – – 367,040
Textile - Apparel 1,410,599 – – 1,410,599
Corporate Non-Convertible Bond – 780,574 – 780,574
Warrants
Enterprise Software/
Services – 16,855 – 16,855
Retail - Jewelry – 7,661 – 7,661
Investments, at Value 22,473,776 15,662,191 0 38,135,967
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,551,699 $ – $ – $ 1,551,699
Agricultural Chemicals 983,784 – – 983,784
Agricultural Operations – 259,311 – 259,311
Building & Construction
Products - Miscellaneous 296,000 – – 296,000
Chemicals - Diversified – 26,377 – 26,377
Coal – – 0 0
Diamonds/Precious Stones 850,074 – – 850,074
Distribution/Wholesale – 125,554 – 125,554
Diversified Minerals 4,097,005 810,213 – 4,907,218
Energy - Alternate Sources 309,000 132,939 0 441,939

Notes to Portfolios of Investments
December 31, 2022

Global Resources Fund
Common Stocks (continued)
Enterprise Software/
Services $ – $ 2,215,657 $ – $ 2,215,657
Food - Miscellaneous/
Diversified 142,171 – – 142,171
Forestry 288,833 – – 288,833
Gold Mining 1,630,908 362,076 95,319 2,088,303
Industrial Gases 652,360 – – 652,360
Investment Companies – 668,168 – 668,168
Machinery - Electric Utilities 573,600 – – 573,600
Metal - Copper 708,456 – – 708,456
Metal - Diversified 9,736,120 1,536,703 – 11,272,823
Metal - Iron – – 0 0
Mining Services 516,661 – – 516,661
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 2,095,766 240,860 0 2,336,626
Oil - Field Services 1,748,720 – – 1,748,720
Oil - US Royalty Trusts 5,493,074 619,278 – 6,112,352
Oil Companies - Exploration
& Production 3,152,523 – – 3,152,523
Oil Companies - Integrated 895,250 – – 895,250
Oil Refining & Marketing 733,470 – – 733,470
Pipelines 1,124,700 – – 1,124,700
Platinum 96,012 – – 96,012
Precious Metals 443,131 504,310 – 947,441
Real Estate Operating/
Development 472,674 – 0 472,674
REITS - Diversified 934,300 – – 934,300
Retail - Jewelry 276,957 – – 276,957
Silver Mining 143,095 – – 143,095
Preferred Stock
Chemicals - Specialty – 341,736 – 341,736
Corporate Non-Convertible
Bonds – 1,512,906 – 1,512,906
Warrants
Diversified Minerals – 0 – 0
Enterprise Software/
Services – 10,113 – 10,113
Mining Services 72,589 – – 72,589
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production – 75,886 – 75,886
Silver Mining – 0 – 0
Purchased Call Options 49,444 42,525 – 91,969
Investments, at Value 40,068,376 9,484,612 216,060 49,769,048

Notes to Portfolios of Investments
December 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 4,955,687 $ – $ – $ 4,955,687
Chemicals - Diversified 212 – – 212
Coal – – 0 0
Diamonds/Precious Stones 1,748,247 – – 1,748,247
Diversified Minerals 1,936,639 796,397 2,954 2,735,990
Enterprise Software/
Services – 14,843 – 14,843
Financial Services – 1,027 – 1,027
Gold Mining 17,341,055 3,382,167 96,935 20,820,157
Metal - Copper 396,603 – – 396,603
Metal - Diversified 3,943,296 1,214,804 – 5,158,100
Metal - Iron – – 0 0
Mining Services – 512,717 – 512,717
Non-Ferrous Metals 240,029 – – 240,029
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 188,163 – 188,163
Optical Recognition
Equipment 714 – – 714
Platinum 386,263 – – 386,263
Precious Metals 10,407,581 812,928 – 11,220,509
Real Estate Operating/
Development 881,019 151,403 – 1,032,422
Retail - Jewelry 781,019 – – 781,019
Silver Mining 2,631,019 – – 2,631,019
Corporate Non-Convertible Bond – 981,295 – 981,295
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – 0 – 0
Gold Mining – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified 1,662 – – 1,662
Metals & Mining – 0 – 0
Mining Services 101,772 – – 101,772
Non-Ferrous Metals – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 48,930 46,035 – 94,965
Investments, at Value 45,801,747 8,101,779 99,889 54,003,415

Notes to Portfolios of Investments
December 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 499,331 $ – $ 499,331
Chemicals - Diversified 2,875 – – 2,875
Diamonds/Precious Stones 258,493 – – 258,493
Diversified Minerals 310,000 1,713,838 – 2,023,838
Enterprise Software/
Services – 201,256 – 201,256
Gold Mining 46,403,455 8,640,281 476,595 55,520,331
Metal - Diversified 9,861,997 – – 9,861,997
Mining Services 943,501 1,326,304 – 2,269,805
Oil & Gas Drilling – 3,021,623 – 3,021,623
Oil Field Machinery &
Equipment – 1,091,343 – 1,091,343
Platinum 2,451,800 2,513,374 – 4,965,174
Precious Metals 4,504,474 – – 4,504,474
Real Estate Operating/
Development – 1,617,484 – 1,617,484
Retail - Jewelry 2,488,658 – – 2,488,658
Silver Mining 8,798,006 – – 8,798,006
Corporate Non-Convertible
Bonds – 3,814,495 0 3,814,495
Warrants
Enterprise Software/
Services – 26,968 – 26,968
Metal - Diversified – 0 – 0
Mining Services 249,343 4,616 – 253,959
Purchased Call Options 95,280 86,805 – 182,085
Investments, at Value $ 76,367,882 $ 24,557,718 $ 476,595 $ 101,402,195
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Investments in Securities*
Common Stocks
Airlines $ – $ 320,148 $ – $ 320,148
Appliances – 33,174 – 33,174
Automotive - Cars & Light
Trucks – 208,416 – 208,416
Beverages - Non-alcoholic – 43,420 – 43,420

Notes to Portfolios of Investments
December 31, 2022

Emerging Europe Fund
Common Stocks (continued)
Building - Heavy
Construction $ – $ 130,076 $ – $ 130,076
Cellular Telecommunication – 131,060 – 131,060
Chemicals - Fibers – 186,265 – 186,265
Coal – 210,794 – 210,794
Commercial Banks Non-US – 2,053,044 – 2,053,044
Computer Services – 199,401 – 199,401
Diversified Manufacturing
Operations – 126,823 – 126,823
Diversified Operations – 389,240 – 389,240
E-Commerce/Products – 248,177 – 248,177
Electric - Integrated – 299,788 – 299,788
Finance - Other Services – 265,495 – 265,495
Food - Retail – 370,940 – 370,940
Housewares – 265,278 – 265,278
Investment Companies 2,685 – – 2,685
Medical - Drugs – 230,938 – 230,938
Metal - Diversified – 41,491 – 41,491
Oil Companies - Exploration
& Production – 89,776 – 89,776
Oil Companies - Integrated – 745,370 0 745,370
Oil Refining & Marketing – 973,525 – 973,525
Pipelines – 39,505 – 39,505
Property/Casualty Insurance – 568,462 – 568,462
Regional Banks - Non US – 195,074 – 195,074
Retail - Automobile – 52,596 – 52,596
Retail - Toy Store – 262,409 – 262,409
Telecom Services – 474,484 – 474,484
Telephone - Integrated – 257,715 – 257,715
Transportation - Marine – 90,358 – 90,358
Corporate Non-Convertible Bond – 446,042 – 446,042
Exchange Traded Funds 195,040 – – 195,040
Warrant
Mining Services 19,572 – – 19,572
Purchased Call Options 54,250 15,350 0 69,600
Investments, at Value 271,547 9,964,634 0 10,236,181
Other Financial Instruments
†
Currency Contract – 4,653 – 4,653

Notes to Portfolios of Investments
December 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ – $ 202,097 $ – $ 202,097
Automotive - Cars & Light
Trucks – 123,669 – 123,669
Casino Hotels – 22,962 – 22,962
Chemicals - Diversified – 65,715 – 65,715
Chemicals - Other – 12,754 – 12,754
Chemicals - Specialty 122,587 70,962 – 193,549
Circuit Boards – 205,756 – 205,756
Coal – 493,886 – 493,886
Commercial Banks Non-US – 195,014 – 195,014
Computers - Memory
Devices – 96,076 – 96,076
Distribution/Wholesale – 51,186 – 51,186
E-Commerce/Products 55,497 – – 55,497
Electronic Components
- Semiconductors – 173,188 – 173,188
Entertainment Software – 142,139 – 142,139
Internet Content
- Entertainment – 142,890 – 142,890
Internet Content - Info 400,938 82,508 – 483,446
Machinery - General
Industrial – 24,492 – 24,492
Medical - Drugs – 291,160 – 291,160
Metal - Aluminum – 211,586 – 211,586
Motorcycle/Motor Scooter 16,736 – – 16,736
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 34,487 – 34,487
Oil Companies - Integrated – 269,051 – 269,051
Semiconductor Components
- Integrated Circuit 60,337 498,242 – 558,579
Tools - Hand Held – 71,372 – 71,372
Transportation - Marine – 825,035 – 825,035
Transportation - Services 150,472 – – 150,472
Corporate Non-Convertible Bond – 236,402 – 236,402
Warrant
Mining Services 10,177 – – 10,177
Purchased Call Options 320 75,020 – 75,340
Investments, at Value $ 817,064 $ 4,617,649 $ 0 $ 5,434,713
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at year end.

Notes to Portfolios of Investments
December 31, 2022

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2022 through December 31, 2022:
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/22
(1)
$ — $ —
Common
Stocks
Subscription
Receipt Total
Global Resources Fund
Beginning Balance 12/31/21 $ 807,328 $ 166,014 $ 973,342
Transfers out of Level 3 (395,653) — (395,653)
Transfers into Level 3 95,319 — 95,319
Sales — (30,068) (30,068)
Realized loss — (135,783) (135,783)
Purchases — — 0
Corporate action (3,687) — (3,687)
Net change in unrealized appreciation (depreciation) (287,247) (163) (287,410)
Ending Balance 12/31/22 $ 216,060 $ — $ 216,060
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/22
(1)
$ 107,645 $ — $ 107,645
Common
Stock
Subscription
Receipt Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/21 $ 713,805 $ 182,616 $ 0 $ 896,421
Transfers out of Level 3 (256,396) (183,013) — (439,409)
Purchases 21,792 — — 21,792
Corporate Action 1,926 — — 1,926
Net change in unrealized appreciation (depreciation) (381,238) 397 0 (380,841)
Ending Balance 12/31/22 $ 99,889 $ — $ 0 $ 99,889
Net change in unrealized appreciation (depreciation)
from Investments held as of 12/31/22
(1)
$ (64,742) $ — $ 0 $ (64,742)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/21 $ 174,843 $ 0 $ 174,843
Corporate Action 7,245 — 7,245
Transfers into Level 3 476,595 — 476,595
Transfers out of Level 3 (61,682) — (61,682)
Net change in unrealized appreciation (depreciation) (120,406) — (120,406)
Ending Balance 12/31/22 $ 476,595 $ 0 $ 476,595
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/22
(1)
$ — $ — $ —

Notes to Portfolios of Investments
December 31, 2022

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
Common
Stocks Total
Emerging Europe Fund
Beginning Balance 12/31/21 $ 0 $ 0
Ending Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/22
(1)
$ — $ —
Common
Stocks Total
China Region Fund
Beginning Balance 12/31/21 $ 0 $ 0
Ending Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/22
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2022.
Fair Value at
12/31/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 30% - 100% discount
(99% discount)
Common Stocks 216,060 Market Transaction
(1)
Discount
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(99% discount)
Common Stocks 99,889 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 30% - 100% discount
(36% discount)
Common Stocks 476,595 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
Emerging Europe Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount

Notes to Portfolios of Investments
December 31, 2022

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Adviser for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Adviser.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended December 31, 2022.
At December 31, 2022, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $27,968,676.
Fair Value at
12/31/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2021 Additions Reductions
December 31,
2022
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
December
31 , 2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2021 Additions Reductions
December 31 ,
2022
Barsele Minerals Corp. 7,500,000 48,000 — 7,5 48 ,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. — 1,250,000 — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
Olive Resource Capital, Inc. (formerly
Norvista Capital Corp.) 4,000,000 — — 4,000,000
(a)
Polarx , Ltd. 37,463,888 14,585,55 5 (10,113,888) 41,935,555
(a)

Notes to Portfolios of Investments
December 31, 2022

At December 31, 2022, the value of investments in affiliated companies was $4,507,356, representing 8.31% of net assets, and the total cost was $6,489,159.
At December 31, 2022, the value of investments in affiliated companies was $2,245,199, representing 2.04% of net assets, and the total cost was $2,909,622.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
World Precious Minerals Fund
(cont’d)
December 31,
2021 Additions Reductions
December 31,
2022
TriStar Gold, Inc. 28,750,000 50,000 — 28, 800, 000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
December
31, 2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,142,417 $ 9,600 $ — $ 1,505,140 $ — $ – $ (1,646,877)
Kesselrun
Resources, Ltd. 513,854 — — 221,566 — – (292,288)
Kesselrun
Resources, Ltd. — — — 0 — – –
Mammoth
Resources Corp. 434,800 — — 121,861 — – (312,939)
Olive Resource
Capital, Inc.
(formerly Norvista
Capital Corp.) 252,974 — — 118,168
(a)
— – (134,806)
Polarx , Ltd. 970,071 78,715 (60,378) 555,447
(a)
— (611,712) 178,751
TriStar Gold, Inc. 4,659,275 5,319 — 2,658,789 — – ( 2, 005,805 )
$ 9,973,391 $ 93,634 $ (60,378) $ 5,180,971 $ — $ (611,712) $ (4, 213,964 )
Shares of Affiliated Companies
Gold And Precious Metals Fund
December 31,
2021 Additions Reductions
December 31,
2022
Silver X Mining Corp 5,250,000 2,750,000 — 8,000,000
Values of Affiliated Companies
Gold And
Precious Metals
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
December
31, 2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Silver X Mining
Corp $ 1,390,371 $ 601, 542 $ — $ 2,245,199 $ — $ – $ 253, 286
(a) At December 31, 2022, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Notes to Portfolios of Investments
December 31, 2022

As of December 31, 2022, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of December 31, 2022, the total cost of restricted securities was $7,473,544, and the total value was
$120,741, representing 0.22% of net assets.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 32,637,983
Assets
Investments, at value:
Securities of unaffiliated issuers $ 32,508,851
Cash 1,440,257
Deposits with brokers for options –
Foreign currencies (Cost $0, $0, $10,546 and $865,481) –
Receivables:
Dividends and interest 212,150
Capital shares sold 180
From adviser 6,236
Prepaid expenses 9,915
Total Assets 34,177,589
Liabilities
Payables:
Capital shares redeemed 2,152
Distributions payable 19,077
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,768
Other expenses 30,164
Total Liabilities 60,161
Net Assets $ 34,117,428
Net Assets Consist of:
Paid-in capital $ 34,984,761
Distributable earnings (867,333)
Net assets applicable to capital shares outstanding $ 34,117,428
By share class
Net Assets
Investor Class $ 34,117,428
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 17,555,887
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.94

December 31, 2022

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 30,327,861 $ 37,805,089 $ 91,829,071
$ 30,134,117 $ 38,135,967 $ 49,769,048
381,009 1,970,684 4,404,459
– – 956
– 10,629 871,298
411,738 263,902 99,987
1,128 2,931 3,911
4,221 – –
8,266 11,596 10,903
30,940,479 40,395,709 55,160,562
6,395 3,041 21,780
24,039 – –
– 26,407 15,749
7,897 11,184 15,841
24,279 33,698 54,054
62,610 74,330 107,424
$ 30,877,869 $ 40,321,379 $ 55,053,138
$ 33,844,665 $ 46,349,041 $ 341,211,336
(2,966,796) (6,027,662) (286,158,198)
$ 30,877,869 $ 40,321,379 $ 55,053,138
$ 30,877,869 $ 40,321,379 $ 55,053,138
14,780,430 2,527,284 12,791,338
$ 2.09 $ 15.95 $ 4.30

Statements of Assets and Liabilities

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 88,961,087
Assets
Investments, at value:
Securities of unaffiliated issuers $ 49,496,059
Securities of affiliated issuers 4,507,356
Cash 720,368
Deposits with brokers for options 143
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $144,661, $7,288, $51,554 and $60) 146,057
Receivables:
Dividends and interest 7,217
Capital shares sold 7,742
Prepaid expenses 10,888
Total Assets 54,895,830
Liabilities
Due to broker –
Payables:
Capital shares redeemed 306,199
Investments purchased 16,306
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 3,440
Administration and Transfer Agent fees 16,964
Other expenses 53,047
Total Liabilities 395,956
Net Assets $ 54,499,874
Net Assets Consist of:
Paid-in capital $ 448,347,255
Distributable earnings (393,847,381)
Net assets applicable to capital shares outstanding $ 54,499,874
By share class
Net Assets
Investor Class $ 54,499,874
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 31,428,277
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.73

December 31, 2022

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 95,268,193 $ 10,271,172 $ 6,533,008
$ 99,156,996 $ 10,236,181 $ 5,434,713
2,245,199 – –
9,524,958 1,568,425 861,609
– – 24,542
– 4,653 –
7,342 50,377 –
135,360 61,627 7,205
18,571 24 75
12,766 6,254 6,069
111,101,192 11,927,541 6,334,213
– – 60
528,109 18,360 –
313,923 – –
– 47,408 –
57,543 4,106 2,408
24,619 8,250 7,866
87,511 34,018 21,906
1,011,705 112,142 32,240
$ 110,089,487 $ 11,815,399 $ 6,301,973
$ 168,573,776 $ 42,388,238 $ 10,480,875
(58,484,289) (30,572,839) (4,178,902)
$ 110,089,487 $ 11,815,399 $ 6,301,973
$ 110,089,487 $ 11,815,399 $ 6,301,973
11,286,061 3,184,306 1,297,338
$ 9.75 $ 3.71 $ 4.86

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 10,118
Foreign tax withheld on dividends –
Net dividends 10,118
Interest and other 436,621
Total income
446,739
Expenses:
Management fee 175,601
Administrative services fee 71,606
Distribution plan fee –
Transfer agent fees and expenses 29,866
Professional fees 30,122
Custodian fees 4,003
Shareholder reporting expenses 15,228
Registration fees 19,836
Trustee fees and expenses 9,024
Chief compliance officer fees 4,581
Miscellaneous expenses 36,591
Total expenses before reductions 396,458
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(238,417)
Net expenses 158,041
Net Investment  Income 288,698
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(738,201)
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
(738,201)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(42,232)
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized depreciation (42,232)
Net Realized and Unrealized Loss on Investments (780,433)
Net Decrease In Net Assets Resulting From Operations
$ (491,735)

For the Year Ended December 31, 2022

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 34,265 $ 1,654,096 $ 1,048,370
– (143,012) (50,511)
34,265 1,511,084 997,859
472,135 87,051 137,963
506,400 1,598,135 1,135,822
165,407 340,759 434,289
68,934 95,980 129,625
– 111,464 158,623
22,862 34,124 56,961
29,270 56,338 40,917
4,965 25,624 21,677
16,474 18,780 20,725
20,527 20,646 21,735
8,790 10,090 12,113
4,320 5,763 8,209
56,924 61,069 111,011
398,473 780,637 1,015,885
(4,965) (25,624) (21,677)
(244,642) (62,658) (16,788)
148,866 692,355 977,420
357,534 905,780 158,402
(1,590,204) (3,981,608) 1,252,479
– (23,004) (75,639)
– 134,547 175,725
(1,590,204) (3,870,065) 1,352,565
(624,528) (10,754,101) (9,528,500)
– 1,488 (9,351)
(624,528) (10,752,613) (9,537,851)
(2,214,732) (14,622,678) (8,185,286)
$ (1,857,198) $ (13,716,898) $ (8,026,884)

Statements of Operations

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 56,200
Foreign tax withheld on dividends (7,423)
Net dividends 48,777
Interest and other 105,513
Total income
154,290
Expenses:
Management fee 485,918
Administrative services fee 135,774
Distribution plan fee 170,465
Transfer agent fees and expenses 72,904
Professional fees 39,813
Custodian fees 25,545
Shareholder reporting expenses 21,575
Registration fees 21,611
Trustee fees and expenses 12,470
Chief compliance officer fees 8,714
Miscellaneous expenses 107,383
Total expenses before reductions 1,102,172
Expenses offset - Note 1 H
(16,956)
Expenses reimbursed - Note 3
(40,003)
Net expenses 1,045,213
Net Investment  Income (Loss) (890,923)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
126,736
Securities from affiliated issuers
(611,712)
Foreign currency transactions
(22,469)
Forward currency contract transactions
333,719
Foreign capital gains taxes
–
Net realized gain (loss)
(173,726)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(23,344,222)
Investments in affiliated issuers
(3,627,870)
Other assets and liabilities denominated in foreign currencies
(6,109)
Forward currency contracts
–
Deferred foreign capital gains taxes
–
Net change in unrealized depreciation (26,978,201)
Net Realized and Unrealized Loss on Investments (27,151,927)
Net Decrease In Net Assets Resulting From Operations
$ (28,042,850)

For the Year Ended December 31, 2022

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 1,504,001 $ 653,238 $ 438,254
(199,767) (62,018) (23,748)
1,304,234 591,220 414,506
425,800 47,490 25,425
1,730,034 638,710 439,931
955,146 201,494 83,733
207,183 73,411 70,550
306,892 32,680 18,373
77,779 24,387 23,189
61,261 28,568 19,638
31,263 39,793 9,762
26,968 16,280 14,738
23,730 20,507 20,932
18,316 6,676 6,014
15,789 1,673 949
177,188 66,744 42,944
1,901,515 512,213 310,822
(31,263) (5,228) (7,301)
– (132,128) (136,762)
1,870,252 374,857 166,759
(140,218) 263,853 273,172
10,371,567 (8,206,748) (2,320,480)
– – –
(41,194) (138,981) (15,079)
105,881 242,595 –
– (414) –
10,436,254 (8,103,548) (2,335,559)
(34,767,706) (1,232,801) (340,429)
(664,423) – –
(1,041) 913 7
– 49,942 –
– 4,958 –
(35,433,170) (1,176,988) (340,422)
(24,996,916) (9,280,536) (2,675,981)
$ (25,137,134) $ (9,016,683) $ (2,402,809)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 288,698 $ (124,772)
Net realized gain (loss) (738,201) 9,916
Net change in unrealized appreciation (depreciation) (42,232) (105,824)
Net increase (decrease) in net assets from operations (491,735) (220,680)
Distributions to shareholders
Investor Class (296,536) (24,036)
Total distributions paid (296,536) (24,036)
From capital share transactions:
Proceeds from shares sold
Investor Class 12,374,035 15,248,670
Distributions reinvested
Investor Class 237,890 20,448
12,611,925 15,269,118
Cost of shares redeemed
Investor Class (15,710,331) (17,282,045)
Net increase (decrease) in net assets from capital
share transactions (3,098,406) (2,012,927)
Net Increase (Decrease) in Net Assets (3,886,677) (2,257,643)
Net Assets
Beginning of year 38,004,105 40,261,748
End of year $ 34,117,428 $ 38,004,105
Capital Share Activity
Investor Class
Shares sold 6,311,610 7,633,018
Shares reinvested 122,497 10,276
Shares redeemed (8,006,250) (8,652,033)
Net capital share activity (1,572,143) (1,008,739)

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2022
Year Ended
December 31,
2021
$ 357,534 $ 323,772 $ 905,780 $ (319,815)
(1,590,204) 3,318 (3,870,065) 9,475,149
(624,528) (427,184) (10,752,613) 2,623,002
(1,857,198) (100,094) (13,716,898) 11,778,336
(356,426) (326,150) (2,453,924) (7,749,416)
(356,426) (326,150) (2,453,924) (7,749,416)
10,526,871 13,242,236 2,493,014 4,599,581
289,389 300,990 2,345,653 7,370,340
10,816,260 13,543,226 4,838,667 11,969,921
(13,113,484) (19,490,218) (6,013,731) (7,898,403)
(2,297,224) (5,946,992) (1,175,064) 4,071,518
(4,510,848) (6,373,236) (17,345,886) 8,100,438
35,388,717 41,761,953 57,667,265 49,566,827
$ 30,877,869 $ 35,388,717 $ 40,321,379 $ 57,667,265
4,906,495 5,888,903 128,219 195,722
137,021 134,289 147,618 332,147
(6,122,017) (8,682,379) (334,899) (349,193)
(1,078,501) (2,659,187) (59,062) 178,676

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 158,402 $ (153,276)
Net realized gain (loss) 1,352,565 12,858,639
Net change in unrealized depreciation (9,537,851) (4,314,220)
Net increase (decrease) in net assets from operations (8,026,884) 8,391,143
Distributions to shareholders
Investor Class (7,566,498) (10,949,637)
Total distributions paid (7,566,498) (10,949,637)
From capital share transactions:
Proceeds from shares sold
Investor Class 3,165,341 9,369,121
Distributions reinvested
Investor Class 7,271,011 10,463,717
10,436,352 19,832,838
Cost of shares redeemed
Investor Class (7,610,552) (13,344,667)
Net increase (decrease) in net assets from capital
share transactions 2,825,800 6,488,171
Net Increase (Decrease) in Net Assets (12,767,582) 3,929,677
Net Assets
Beginning of year 67,820,720 63,891,043
End of year $ 55,053,138 $ 67,820,720
Capital Share Activity
Investor Class
Shares sold 557,983 1,423,126
Shares reinvested 1,714,861 1,895,601
Shares redeemed (1,434,100) (2,059,428)
Net capital share activity 838,744 1,259,299

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2022
Year Ended
December 31,
2021
$ (890,923) $ (1,862,372) $ (140,218) $ (110,147)
(173,726) 2,196,695 10,436,254 6,697,513
(26,978,201) (16,585,163) (35,433,170) (24,130,445)
(28,042,850) (16,250,840) (25,137,134) (17,543,079)
– (37,944,772) – (2,957,464)
– (37,944,772) – (2,957,464)
24,833,709 38,610,718 35,835,824 49,425,365
– 35,816,306 – 2,755,072
24,833,709 74,427,024 35,835,824 52,180,437
(31,603,529) (47,166,213) (41,837,625) (50,769,361)
(6,769,820) 27,260,811 (6,001,801) 1,411,076
(34,812,670) (26,934,801) (31,138,935) (19,089,467)
89,312,544 116,247,345 141,228,422 160,317,889
$ 54,499,874 $ 89,312,544 $ 110,089,487 $ 141,228,422
11,971,789 7,861,349 3,293,686 3,879,806
– 14,500,529 – 238,010
(15,112,600) (9,890,423) (3,963,493) (4,015,355)
(3,140,811) 12,471,455 (669,807) 102,461

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 263,853 $ 552,438
Net realized gain (loss) (8,103,548) 4,209,901
Net change in unrealized depreciation (1,176,988) (1,963,563)
Net increase (decrease) in net assets from operations (9,016,683) 2,798,776
Distributions to shareholders
Investor Class (1,040,122) (194,458)
Total distributions paid (1,040,122) (194,458)
From capital share transactions:
Proceeds from shares sold
Investor Class 689,641 999,665
Distributions reinvested
Investor Class 997,590 187,611
1,687,231 1,187,276
Cost of shares redeemed
Investor Class (3,282,443) (4,599,687)
Net decrease in net assets from capital
share transactions (1,595,212) (3,412,411)
Net Decrease in Net Assets (11,652,017) (808,093)
Net Assets
Beginning of year 23,467,416 24,275,509
End of year $ 11,815,399 $ 23,467,416
Capital Share Activity
Investor Class
Shares sold 162,987 152,551
Shares reinvested 272,566 28,085
Shares redeemed (720,765) (692,125)
Net capital share activity (285,212) (511,489)

China Region Fund
Year Ended
December 31,
2022
Year Ended
December 31,
2021
$ 273,172 $ (31,161)
(2,335,559) 342,103
(340,422) (2,580,563)
(2,402,809) (2,269,621)
(269,089) (1,513,872)
(269,089) (1,513,872)
288,828 971,089
254,642 1,426,682
543,470 2,397,771
(949,078) (2,781,351)
(405,608) (383,580)
(3,077,506) (4,167,073)
9,379,479 13,546,552
$ 6,301,973 $ 9,379,479
52,446 98,722
52,074 207,367
(170,645) (298,125)
(66,125) 7,964

Notes to Financial Statements
December 31, 2022

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements
December 31, 2022

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2022, The U.S. Government Securities Ultra-Short Bond Fund, Near-
Term Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China
Region Fund held $1,440,257, $381,009, $1,970,684, $4,404,459, $720,368, $9,524,958,
$1,568,425 and $861,609, respectively, as cash reserves at Brown Brothers Harriman &
Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’
compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the

Notes to Financial Statements
December 31, 2022

ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2022 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2019, 2020, 2021 and 2022
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the

Notes to Financial Statements
December 31, 2022

Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

Notes to Financial Statements
December 31, 2022

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2022, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of December 31, 2022, were as follows:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
December 31,
2022
Net Unrealized
Appreciation
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 40,000,000 USD 2,103,105 1/23/2023 $ 2,098,452 $ 4,653

Notes to Financial Statements
December 31, 2022

C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of December 31, 2022:
The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2022:
Location
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 91,969 $ 94,965
Total $ 91,969 $ 94,965
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
China Region
Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 182,085 $ 69,600 $ 75,340
Unrealized gain on forward foreign currency contracts –
Currency contract risk – 4,653 –
Total $ 182,085 $ 74,253 $ 75,340
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ – $ 667,108 $ 1,009,720
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 134,547 175,725 333,719
134,547 842,833 1,343,439
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk – (690,339) (884,449)
Net change in unrealized gain (loss) from foreign currency
transactions – Currency contract risk
– (690,339) (884,449)
Total $ 134,547 $ 152,494 $ 458,990

Notes to Financial Statements
December 31, 2022

The total value of transactions in purchased options and forward currency contracts outstanding during the year ended December 31, 2022, were approximately as follows:
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
China Region
Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ 3,307,410 $ (146,566) $ (8,064)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 105,881 242,595 –
3,413,291 96,029 (8,064)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk (2,740,785) (263,055) (10,146)
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk – 49,942 –
(2,740,785) (213,113) (10,146)
Total $ 672,506 $ (117,084) $ (18,210)
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ – $ 70,975,596
Global Resources Fund 744,555 59,075,175
World Precious Minerals Fund 924,580 96,745,873
Gold and Precious Metals Fund 2,831,920 130,967,258
Emerging Europe Fund 544,366 55,509,585
China Region Fund 330,580 –

Notes to Financial Statements
December 31, 2022

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at December 31, 2022. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2023, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 91,969 $ – $ – $ 91,969
World Precious Minerals
Assets:
Over-the-counter
derivatives 94,965 – – 94,965
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 182,085 – – 182,085
Emerging Europe
Assets:
Over-the-counter
derivatives 74,253 – – 74,253
China Region
Assets:
Over-the-counter
derivatives 75,340 – – 75,340
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%

Notes to Financial Statements
December 31, 2022

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the year ended December 31, 2022, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain
Fund
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (105,100)
Global Resources (168,481)
World Precious Minerals (195,945)
Gold and Precious Metals (149,666)
Emerging Europe 38,092
China Region (8,135)
3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2022

shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended December 31, 2022, were limited as follows: U.S. Government Securities
Ultra-Short Bond Fund at 0.45%, Global Resources Fund, World Precious Minerals Fund,
Gold and Precious Metals Fund, Emerging Europe Fund and China Region Fund at 1.75%.
Prior to October 1, 2022, the expenses were limited as follows: Global Resources, World
Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund
at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term Tax
Free Fund at 0.45% on an annualized basis through April 30, 2023. The Adviser has also contractually limited the total operating expenses of the Global Luxury Goods Fund at
1.75% on an annualized basis through April 30, 2023. Prior to October 1, 2022, the Adviser
contractually limited the total operating expenses of the Global Luxury Goods Fund at
1.80%.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2022

Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2022, are summarized as follows:
During the year, the Global Luxury Goods Fund invested in securities that did not adhere to certain investment guidelines of the Fund.  Upon the subsequent disposal of those securities, the Fund incurred a loss of $109,633, which was reimbursed by the Adviser.
Note 5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2022, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 12,383,416 $ 14,970,661
Near-Term Tax Free 14,968,999 25,116,957
Global Luxury Goods 105,329,304 108,088,580
Global Resources 27,468,632 37,809,304
World Precious Minerals 16,536,080 23,445,662
Gold and Precious Metals 63,617,681 81,770,991
Emerging Europe 22,185,968 25,729,396
China Region 14,163,435 15,173,038
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 32,637,983 $ 3,206 $ (132,338) $ (129,132)
Near-Term Tax Free 30,327,861 83,178 (276,922) (193,744)
Global Luxury Goods 38,294,843 4,158,814 (4,317,690) (158,876)
Global Resources 103,124,772 16,001,406 (69,357,130) (53,355,724)
World Precious Minerals 108,172,055 15,517,511 (69,686,151) (54,168,640)
Gold and Precious Metals 96,753,727 22,288,792 (17,640,324) 4,648,468
Emerging Europe 10,592,686 1,713,475 (2,069,980) (356,505)
China Region 6,582,675 227,504 (1,375,466) (1,147,962)
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (738,201)
Near-Term Tax Free – – – (2,773,052)
Global Luxury Goods – 18,822 – (5,888,696)
Global Resources – 27,135 – (232,847,030)
World Precious Minerals – – – (339,680,116)
Gold and Precious Metals – – – (63,129,822)
Emerging Europe – 491,162 – (30,700,103)
China Region – 27,163 – (3,058,858)

Notes to Financial Statements
December 31, 2022

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital, investments in grantor trusts and investments in partnerships.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2022, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2022, were as follows:
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ (129,132) $ – $ (867,333)
Near-Term Tax Free (193,744) – (2,966,796)
Global Luxury Goods (157,788) – (6,027,662)
Global Resources (53,338,303) – (286,158,198)
World Precious Minerals (54,167,265) – (393,847,381)
Gold and Precious Metals 4,645,533 – (58,484,289)
Emerging Europe (363,898) – (30,572,839)
China Region (1,147,207) – (4,178,902)
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 423 $ (423)
Near-Term Tax Free 379 (379)
Global Luxury Goods – –
Global Resources 32 (32)
World Precious Minerals 7,177,393 (7,177,393)
Gold and Precious Metals 2,390,192 (2,390,192)
Emerging Europe – –
China Region – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 289,109 $ 7,427 $ – $ 296,536
Near-Term Tax Free 318,228 39,685 – – 357,913
Global Luxury Goods – 1,914,604 539,320 – 2,453,924
Global Resources – 7,566,498 – – 7,566,498
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Emerging Europe – 1,040,122 – – 1,040,122
China Region – 269,089 – – 269,089

Notes to Financial Statements
December 31, 2022

The tax character of distributions paid during the ﬁscal year ended December 31, 2021, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2022, are as follows:
During the year ended December 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
For tax purposes, the Funds have current year deferred late year losses as follows:
These losses were recognized for tax purposes on the 1st day of the current tax year.
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 3,190 $ 20,846 $ – $ 24,036
Near-Term Tax Free 324,489 174 – – 324,663
Global Luxury Goods – 6,916,770 832,646 – 7,749,416
Global Resources – 10,949,637 – – 10,949,637
World Precious Minerals – 37,944,772 – – 37,944,772
Gold and Precious Metals – 2,957,464 – – 2,957,464
Emerging Europe – 194,458 – – 194,458
China Region – 637,136 876,736 – 1,513,872
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 399,114 $ 339,087 $ 738,201
Near-Term Tax Free 1,047,597 1,725,455 2,773,052
Global Luxury Goods 5,472,181 – 5,472,181
Global Resources 162,716,293 70,130,737 232,847,030
World Precious Minerals 87,933,232 251,746,884 339,680,116
Gold and Precious Metals 44,281,020 18,848,802 63,129,822
Emerging Europe 20,246,404 10,453,699 30,700,103
China Region 2,543,653 515,205 3,058,858
Fund
Gold and Precious Metals $ 8,104,139
Fund
Post
October 31, 2022
Capital Loss
Deferral
Post October 31,
2022 Ordinary Loss
Deferral
Global Luxury Goods $ – $ 416,515

Notes to Financial Statements
December 31, 2022

Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended December 31, 2022.

Notes to Financial Statements
December 31, 2022

Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year
$ 1.99  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.02  (0.01) 0.00
(a)
0.03  0.02
Net realized and unrealized gain
(loss)
(0.05) (0.00)
(a)
0.01  0.00
(a)
0.00
(a)
Total from investment activities
(0.03) (0.01) 0.01  0.03  0.02
Distributions
From net investment income (0.02) –  (0.01) (0.03) (0.02)
From net realized gains
(0.00)
(a)
(0.00)
(a)
–  (0.00)
(a)
–
Net asset value, end of year
$ 1.94  $ 1.99  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
(1.66)% (0.44)% 0.32% 1.50% 1.15%
Ratios to Average Net Assets:
Net investment income (loss) 0.82% (0.32)% 0.24% 1.47% 1.14%
Total expenses 1.13% 1.06% 1.05% 1.00% 0.99%
Expenses waived or reimbursed
(c)
(0.68)% (0.61)% (0.60)% (0.55)% (0.54)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 46% 78% 127% 97% 32%
Net assets, end of year (in
thousands) $34,117  $38,004  $40,262  $42,681  $47,290
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.02)%
–
(d)
(0.01)%
(0.08)%
(0.07)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year
$ 2.23  $ 2.26  $ 2.22  $ 2.20  $ 2.21
Investment Activities
Net investment income * 0.02  0.02  0.02  0.03  0.03
Net realized and unrealized gain
(loss)
(0.14) (0.03) 0.04  0.02  (0.01)
Total from investment activities
(0.12) (0.01) 0.06  0.05  0.02
Distributions
From net investment income (0.02) (0.02) (0.02) (0.03) (0.03)
Net asset value, end of year
$ 2.09  $ 2.23  $ 2.26  $ 2.22  $ 2.20
Total Return
(a)
(5.23)% (0.46)% 2.93% 2.18% 0.73%
Ratios to Average Net Assets:
Net investment income 1.08% 0.86% 1.11% 1.25% 1.17%
Total expenses 1.20% 1.13% 1.09% 1.05% 1.01%
Expenses waived or reimbursed
(b)
(0.75)% (0.68)% (0.64)% (0.60)% (0.56)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 57% 20% 20% 35% 16%
Net assets, end of year (in
thousands) $30,878  $35,389  $41,762  $43,061  $49,914
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.06)%
–
(e)
(0.01)%
(0.15)%
(0.06)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
year
$ 22.30  $ 20.59  $ 17.09  $ 15.36  $ 19.52
Investment Activities
Net investment income (loss) * 0.36  (0.14) (0.04) (0.02) (0.06)
Net realized and unrealized gain
(loss)
(5.69) 5.28  3.56  2.14  (1.61)
Total from investment activities
(5.33) 5.14  3.52  2.12  (1.67)
Distributions
From net investment income (0.57) (0.21) (0.02) –  –
From net realized gains
(0.45) (3.22) –  (0.39) (2.49)
Net asset value, end of year
$ 15.95  $ 22.30  $ 20.59  $ 17.09  $ 15.36
Total Return
(a)
(23.88)% 25.02% 20.62% 13.84% (8.28)%
Ratios to Average Net Assets:
Net investment income (loss) 2.03% (0.60)% (0.25)% (0.14)% (0.32)%
Total expenses 1.75% 1.99% 1.76% 1.69% 1.77%
Expenses waived or reimbursed
(b)
(0.20)% (0.06)% (0.01)% (0.15)% (0.06)%
Net expenses
(c)
1.55% 1.93% 1.75% 1.54% 1.71%
Portfolio turnover rate 248% 177% 308% 292%
(d)
245%
Net assets, end of year (in
thousands) $40,321  $57,667  $49,567  $35,076  $33,848
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.03)%
–
(e)
(0.01)%
(0.08)%
(0.05)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
year
$ 5.67  $ 5.97  $ 4.61  $ 4.33  $ 6.09
Investment Activities
Net investment income (loss) * 0.01  (0.01) 0.01  0.10  0.12
Net realized and unrealized gain
(loss)
(0.71) 0.78  1.68  0.27  (1.67)
Total from investment activities
(0.70) 0.77  1.69  0.37  (1.55)
Distributions
From net investment income (0.67) (1.07) (0.33) (0.09) (0.21)
Net asset value, end of year
$ 4.30  $ 5.67  $ 5.97  $ 4.61  $ 4.33
Total Return
(a)
(12.10)% 13.43% 37.17% 8.55% (25.48)%
Ratios to Average Net Assets:
Net investment income (loss) 0.25% (0.22)% 0.22% 2.15% 2.05%
Total expenses 1.60% 1.90% 2.09% 1.61% 1.57%
Expenses waived or reimbursed
(b)
(0.06)% –  (0.06)% (0.08)% (0.06)%
Net expenses
(c)
1.54% 1.90% 2.03% 1.53% 1.51%
Portfolio turnover rate 46% 135% 105% 129%
(d)
119%
Net assets, end of year (in
thousands) $55,053  $67,821  $63,891  $55,739  $60,699
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net Assets:
Expense offset
(0.02)%
–
(e)
–
(e)
(0.04)%
(0.04)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
year
$ 2.58  $ 5.26  $ 3.31  $ 2.70  $ 4.69
Investment Activities
Net investment loss * (0.03) (0.09) (0.07) (0.04) (0.03)
Net realized and unrealized gain
(loss)
(0.82) (0.74) 2.38  0.65  (1.49)
Total from investment activities
(0.85) (0.83) 2.31  0.61  (1.52)
Distributions
From net investment income –  (1.85) (0.36) –  (0.47)
Net asset value, end of year
$ 1.73  $ 2.58  $ 5.26  $ 3.31  $ 2.70
Total Return
(a)
(32.95)% (14.19)% 70.60% 22.59% (31.67)%
Ratios to Average Net Assets:
Net investment loss (1.31)% (1.77)% (1.77)% (1.31)% (0.77)%
Total expenses 1.62% 1.93% 1.81% 1.55% 1.52%
Expenses waived or reimbursed
(b)
(0.09)% –  –  (0.04)% (0.04)%
Net expenses
(c)
1.53% 1.93% 1.81% 1.51% 1.48%
Portfolio turnover rate 25% 41% 34% 20%
(d)
55%
Net assets, end of year (in
thousands) $54,500  $89,313  $116,247  $75,818  $69,117
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.03)%
–
(e)
(0.01)%
(0.08)%
(0.06)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
year
$ 11.81  $ 13.53  $ 10.14  $ 6.70  $ 7.96
Investment Activities
Net investment loss * (0.01) (0.01) (0.09) (0.07) (0.06)
Net realized and unrealized gain
(loss)
(2.05) (1.46) 3.84  3.51  (1.08)
Total from investment activities
(2.06) (1.47) 3.75  3.44  (1.14)
Distributions
From net investment income –  (0.25) (0.36) –  (0.12)
Net asset value, end of year
$ 9.75  $ 11.81  $ 13.53  $ 10.14  $ 6.70
Total Return
(a)
(17.44)% (10.82)% 37.06% 51.34% (14.29)%
Ratios to Average Net Assets:
Net investment loss (0.11)% (0.07)% (0.82)% (0.90)% (0.87)%
Total expenses 1.55% 1.82% 1.60% 1.59% 1.76%
Expenses waived or reimbursed
(b)
(0.03)% –  (0.01)% (0.08)% (0.06)%
Net expenses
(c)
1.52% 1.82% 1.59% 1.51% 1.70%
Portfolio turnover rate 55% 56% 37% 36%
(d)
74%
Net assets, end of year (in
thousands) $110,089  $141,228  $160,318  $123,577  $86,106
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.04)%
–
(d)
(0.01)%
(0.06)%
(0.04)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year
$ 6.76  $ 6.10  $ 7.70  $ 6.05  $ 7.29
Investment Activities
Net investment income * 0.09  0.15  0.05  0.21  0.14
Net realized and unrealized gain
(loss)
(2.79) 0.57  (1.43) 1.59  (1.38)
Total from investment activities
(2.70) 0.72  (1.38) 1.80  (1.24)
Distributions
From net investment income (0.35) (0.06) (0.22) (0.15) –
Net asset value, end of year
$ 3.71  $ 6.76  $ 6.10  $ 7.70  $ 6.05
Total Return
(a)
(39.84)% 11.75% (17.94)% 29.76% (17.01)%
Ratios to Average Net Assets:
Net investment income 2.02% 2.24% 0.76% 3.08% 2.05%
Total expenses 3.92% 2.49% 2.82% 2.36% 2.43%
Expenses waived or reimbursed
(b)
(1.05)% –  (0.16)% (0.06)% (0.04)%
Net expenses
(c)
2.87% 2.49% 2.66% 2.30% 2.39%
Portfolio turnover rate 184% 169% 198% 87% 81%
Net assets, end of year (in
thousands) $11,815  $23,467  $24,276  $36,453  $31,150
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.10)%
–
(d)
(0.01)%
(0.10)%
(0.04)%
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year
$ 6.88  $ 9.99  $ 9.12  $ 7.56  $ 11.53
Investment Activities
Net investment income (loss) * 0.21  (0.02) (0.08) 0.07  0.10
Net realized and unrealized gain
(loss)
(2.02) (1.81) 1.14  1.59  (3.84)
Total from investment activities
(1.81) (1.83) 1.06  1.66  (3.74)
Distributions
From net investment income (0.21) –  (0.05) (0.10) (0.08)
From net realized gains
–  (1.28) (0.14) –  (0.15)
Net asset value, end of year
$ 4.86  $ 6.88  $ 9.99  $ 9.12  $ 7.56
Total Return
(a)
(26.27)% (18.32)% 11.75% 21.99% (32.46)%
Ratios to Average Net Assets:
Net investment income (loss) 3.72% (0.26)% (0.88)% 0.77% 0.96%
Total expenses 4.23% 3.14% 3.56% 2.95% 2.66%
Expenses waived or reimbursed
(b)
(1.96)% (0.75)% (0.87)% (0.51)% (0.22)%
Net expenses
(c)
2.27% 2.39% 2.69% 2.44% 2.44%
Portfolio turnover rate 211% 278% 243% 95% 109%
Net assets, end of year (in
thousands) $6,302  $9,379  $13,547  $14,459  $13,253
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of U.S. Government
Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, Global Luxury Goods Fund,
Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund,
Emerging Europe Fund, and China Region Fund, each a series of shares of beneficial interest in U.S. Global Investors Funds (the “Funds”), including the portfolios of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm
BBD, LLP
We have served as the auditor of one or more of the Funds in the U.S. Global Investors Funds since 2016.
Philadelphia, Pennsylvania
February 28, 2023

Trustees and Officers (
unaudited
)
December 31, 2022

The following table presents information about the Trustees as of December 31, 2022, together with a brief description of their principal occupations during the last five years. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is
c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637)
to request a free copy of the Statement of Additional Information.
(1)
Jessica Chase is currently treated as an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
The following table presents information about each Officer of the Trust as of December
31, 2022, together with a brief description of their principal occupations during the last five years. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600,
Portland, Maine 04101.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund
Complex
Overseen
By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2015 Director, Blue Sky
Experience (a charitable
endeavor), since
2008; Senior Vice
President & General
Counsel, American
Century Companies (an
investment management
firm), 1998-2008.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Mark D. Moyer
Born: 1959
Trustee;
Chairman Audit
Committee
Since 2015 Chief Financial Officer,
Freedom House (a NGO
advocating political
freedom and democracy),
since 2017; independent
consultant providing
interim CFO services,
principally to non-profit
organizations, 2011-
2017.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2015 Principal, Portland
Global Advisors (a
registered investment
adviser), 1996-2010.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund
Services since 2019;
Senior Vice President,
Atlantic Fund Services
2008-2019.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II

Trustees and Officers (
unaudited
)
December 31, 2022

Principal Officers of the Trust
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Jessica Chase
Born: 1970
President; Principal
Executive Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President;
Secretary and Anti-
Money Laundering
Compliance Officer
Since 2015 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance
Officer, Code of
Ethics Review Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2014.
Lisa Callicotte
Born: 1973
Vice President Since 2020 Chief Financial Officer, U.S. Global
Investors, Inc. since 2013; Controller, U.S.
Global Investors, Inc., 2009-2013; Senior
Manager, Ernst & Young LLP, 1997-2009.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

At the September 16, 2022 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between U.S. Global
Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term.
In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the
Adviser’s personnel, operations, financial condition, projected performance, and the services to be provided by the Adviser to each Fund. During its deliberations, the Board received an oral presentation from senior representatives of the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal
Counsel”) and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds’
investments; the investment philosophy and decision-making process of those professionals;
the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the
Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the
Adviser under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the
Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as
having characteristics similar to those of the Funds.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

China Region Fund
For the China Region Fund, the information presented showed that the Fund underperformed the average of the Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the China Region
Fund’s underperformance relative to the Strategic Insight peers could be attributed, at least in part, to the fact that the peers generally comprised actively managed funds with benchmarks that differed from that of the China Region Fund, and that the differences in weightings and allocations between the Fund’s portfolio and the portfolios of the peer funds resulted in performance discrepancies. The Board also noted the Adviser’s representation that the China
Region Fund’s sector allocation negatively impacted performance relative to the Strategic
Insight peers, as the China Region Fund was more heavily weighted toward technology and real estate companies, which underperformed relative to the companies in which the Strategic
Insight peer funds focused, such as industrial and material sectors.
The Board observed that the Fund also underperformed the Hang Seng Composite Index, its primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2022.
The Board noted the Adviser’s representation that the China Region Fund’s underperformance relative to the primary benchmark index could be attributed, at least in part, to the Fund’s overweight exposure to companies in Taiwan and Malaysia, which underperformed during the one-, three-, and five-year periods, as well as the Fund’s underweight exposure to the financials sector relative to the benchmark, which outperformed during the periods under review. The Board noted the Adviser’s representation that, although the China Region
Fund underperformed its primary benchmark index, the Fund’s performance more closely approximated that of the index than the performance of the Strategic Insight peers.
Emerging Europe Fund
For the Emerging Europe Fund, the information presented showed that the Fund underperformed the average of the Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the
Fund’s underperformance relative to the peer group could be attributed, at least in part, to material differences between the Fund’s investment strategy and the strategies of the funds in the peer group and that, with few exceptions, the funds comprising the Strategic Insight peer group employed broad European market strategies, focused particularly on Western Europe, and were not dedicated to an emerging Europe strategy subject to the same investment constraints as the Emerging Europe Fund.
The Board observed that the Emerging Europe Fund outperformed the MSCI Emerging
Markets Europe 10/40 Index (Net Total Return), the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2022.
Global Luxury Goods Fund
For the Global Luxury Goods Fund, the information presented showed that the Fund outperformed the average of its Strategic Insight peer group for the one-year period ended June
30, 2022 and underperformed the average of its Strategic Insight peer group for the three-, five-, and 10-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the Global Luxury Goods Fund’s underperformance over the longer-term relative to the
Strategic Insight peers could be attributed, at least in part, to differences in the Global Luxury

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

Goods Fund’s investment strategy compared to those of the peers. Specifically, the Board noted the Adviser’s representation that the funds in the Strategic Insight peer group employed broad, large capitalization growth strategies and, although some of the peer funds appeared to have above-average allocations to the consumer discretionary sector, the peer funds did not appear to be subject to the same investment constraints as the Global Luxury Goods Fund with respect to luxury goods investments and did not approach the levels of consumer discretionary investment exposure in the Global Luxury Goods Fund portfolio.
The Board observed that the Global Luxury Goods Fund underperformed its primary benchmark index, the S&P Composite 1500 Index, for the one-, three-, five-, and 10-
year periods ended June 30, 2022. The Board noted the Adviser’s representation that underperformance of the Fund relative to the primary benchmark could be attributed, at least in part, to the Fund’s overweight position in the consumer discretionary sector relative to the benchmark as consumer discretionary stocks performed poorly during the period amid inflation and recession concerns.
The Board also observed that, as of July 1, 2020, the Global Luxury Goods Fund’s investment strategy was changed to focus on investments in the luxury goods sector and noted the
Adviser’s representation that the performance exhibited by the Fund since the change in the
Fund’s investment strategy was consistent with the Adviser’s expectations. At the Adviser’s request, the Board also considered the performance of the Global Luxury Goods Fund compared to the performance of the Fund’s secondary benchmark, the S&P Global Luxury
Index, which was believed by the Adviser to have constituents more in line with the Global
Luxury Goods Fund’s portfolio. In that regard, the Board observed that the Global Luxury
Goods Fund outperformed the S&P Global Luxury Index for the one-year period ended June
30, 2022.
Global Resources Fund
For the Global Resources Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2022. The Board also observed that the Fund underperformed the S&P Global
Natural Resources Index (Net Total Return), the Fund’s primary benchmark index, for the one-
, five-, and 10-year periods ended June 30, 2022, and outperformed the primary benchmark for the three-year period ended June 30, 2022. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the peers and benchmark could be attributed, at least in part, to the Fund’s underweight exposure to conventional oil and gas investments as oil prices doubled over the trailing six months due to the Russian military intervention in
Ukraine. The Board also noted the Adviser’s representation that the Global Resources Fund’s increased exposure to alternative energy sources during the trailing three-year period had resulted in a drag on the Fund’s relative performance that disproportionately impacted longer-
term performance.
Gold and Precious Metals Fund
For the Gold and Precious Metals Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peers for the one-year period ended June
30, 2022 and outperformed the average of its Strategic Insight peers for the three-, five-, and
10-year periods ended June 30, 2022. The Board observed that the Fund also underperformed the FTSE Gold Mines Index, its primary benchmark index, for the one-year period ended

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

June 30, 2022 and outperformed the primary benchmark for the three-, five-, and 10-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the one-year period could be attributed, at least in part, to increased performance of higher capitalization mining companies relative to the junior mining companies in which the Gold and Precious Metals Fund tended to invest during the period.
World Precious Minerals Fund
For the World Precious Minerals Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peers for the one-, five, and 10-year periods ended June 30, 2022 and outperformed the average of its Strategic Insight peers for the three-
year period ended June 30, 2022. The Board observed that the Fund also underperformed the NYSE Arca Gold Miners Index, its primary benchmark index, for the one-, five-, and
10-year periods ended June 30, 2022 and outperformed the primary benchmark index for the three-year period ended June 30, 2022. The Board noted that the Fund’s underperformance relative to the index and peers during the periods under review could be attributed, at least in part, to the underperformance of the exploration and development companies in which the
Fund invested relative to larger capitalization gold companies. The Board noted the Adviser’s representation that the Fund maintained significant exposure to junior gold companies, which underperformed higher capitalization gold companies during the latest one-year period, and that the Fund performed well relative to the junior gold miners index over the same period.
Near-Term Tax-Free Fund
For the Near-Term Tax-Free Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-
year periods ended June 30, 2022. The Board also noted that the Fund underperformed the
Bloomberg Barclays 3-Year Municipal Bond Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2022. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
U.S. Government Securities Ultra-Short Bond Fund
For the U.S. Government Securities Ultra-Short Bond Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended June 30, 2022. The Board also noted that the Fund underperformed the Bloomberg Barclays U.S. Treasury Bills 6-9 Month Total Return Index,
the Fund’s primary benchmark index, for the one-, three-, and five-year periods ended June 30,
2022. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
In consideration of the Funds’ investment strategies, the unique nature of the markets in which the Funds invested, and the foregoing performance information, including the

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

Adviser’s representations regarding each Funds’ recent performance relative to peers and benchmarks, among other relevant considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Strategic Insight peer groups.
For the China Region Fund, Emerging Europe Fund, Global Luxury Goods Fund, Global
Resources Fund, Gold and Precious Metals Fund, and World Precious Minerals Fund, the
information showed that, as of June 30, 2022, each Fund’s net advisory fee rate and net total expense ratio were higher than the median of their respective Strategic Insight peer group.
For the Near-Term Tax-Free Fund and U.S. Government Securities Ultra-Short Bond Fund,
the information showed that, as of June 30, 2022, each Fund’s net advisory fee rate and net total expense ratio were lower than the median of their respective Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. The Board noted further the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results.
In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis to not exceed 0.45% of average net assets for the Near-Term
Tax-Free Fund through at least April 30, 2023. The Board noted that the Adviser had agreed to contractually limit expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis to not exceed
1.80% of average net assets for the Global Luxury Goods Fund through September 30, 2022.
The Board also noted that the Adviser is currently voluntarily limiting expenses for certain of the Funds (all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any) to ensure that Fund expenses do not exceed the following levels through at least April 30, 2023:
Funds Expense Cap
China Region Fund 2.55%
Emerging Europe Fund 2.85%
Global Resources Fund 1.90%
Gold and Precious Metals Fund 1.90%
World Precious Minerals Fund 1.90%
U.S. Government Securities Ultra-Short Bond Fund 0.45%

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the voluntary or contractual expense cap, as applicable. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’
fee structures, asset sizes, and net expense ratios, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations for each Fund. The Board noted, in particular, the relatively low asset levels for the majority of the Funds. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds upon reaching significantly higher asset levels but that, in light of the Funds’ current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the information presented generally supported the renewal of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different
Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2022

each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Additional Information (
unaudited
)
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each
Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and
its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator
is responsible for the administration and oversight of the program and for reporting to the
Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 16,
2022.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the
Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC

Additional Information (
unaudited
)
on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.
In early 2022, the Funds reported on Form 1099-DIV the tax status of all distributions made during the 2021 calendar year. The Funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each Fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.
Additional Federal Tax Information
The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2022, was 88.91%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2022, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2022, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% 97.74% –%
Near-Term Tax Free –% –% 8.70% –%
Global Luxury Goods 72.11% 7.90% 0.08% 28.00%
Global Resources 11.60% 3.53% –% –%
Emerging Europe 100.00% –% –% –%
China Region 45.63% –% –% –%
Foreign Source
Income Foreign Tax Credit
Global Luxury Goods $ 1,544,404 $ 143,012
Global Resources 442,608 50,511
Emerging Europe 695,902 62,018
China Region 463,647 23,748

Expense Example (
unaudited
)
December 31, 2022

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
December 31, 2022

Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31,
2022
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 998.39 $ 2.27
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 993.41 $ 2.26
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 1,076.39 $ 7.69
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.80 $ 7.48
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 1,019.19 $ 7.69
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.59 $ 7.68
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 950.55 $ 7.23
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.80 $ 7.48
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,018.81 $ 8.09
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.19 $ 8.08
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 1,139.08 $ 14.50
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,011.64 $ 13.64
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 871.57 $ 10.24
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,014.27 $ 11.02
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended December
31, 2022, were 0.45%, 0.45%, 1.51%, 1.47%, 1.59%, 2.69%, 2.17% and 1.47%, respectively, for the U.S.
Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious Minerals,
Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The funds'
Institutional Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended December 31, 2022, were , respectively, for the Funds. The dollar amounts shown as "Expenses Paid"
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the period, then divided by 365 days in the current fiscal year.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,200 in 2021 and $129,200 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $28,000 in 2021 and $29,000 in 2022.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $28,000 in 2021 and $29,000 in 2022.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 28, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 28, 2023